                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
--------------------------------------------------------------------------------

                               MFS SERIES TRUST IX
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                Date of fiscal year end: April 30 and October 31*
--------------------------------------------------------------------------------

                     Date of reporting period: July 31, 2004
--------------------------------------------------------------------------------

* MFS Inflation Adjusted Bond Fund, a series of MFS Series Trust IX, has a fiscal year end of October 31. The remaining series of the registrant have a fiscal year of July 31.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) EMERGING
OPPORTUNITIES FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004                 MFS(R)EMERGING OPPORTUNITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------

STOCKS - 92.9%
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 79.2%
-----------------------------------------------------------------------------------------------------------------------------------
Banks & Credits Cos. - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                                     300                  $13,704
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.*                                                                               1,400                  $18,746
-----------------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.*                                                                      1,600                    9,872
-----------------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*                                                                      1,100                   11,627
-----------------------------------------------------------------------------------------------------------------------------------
Kosan Biosciences, Inc.*                                                                               600                    3,822
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                                                                              100                    6,010
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $50,077
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 9.9%
-----------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                            800                  $11,272
-----------------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.*                                                                        1,100                   17,908
-----------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                           1,211                   63,117
-----------------------------------------------------------------------------------------------------------------------------------
R.H.Donnelley Corp.*                                                                                 1,200                   54,456
-----------------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                                    600                   14,280
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $161,033
-----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                            1,400                  $15,526
-----------------------------------------------------------------------------------------------------------------------------------
Business Services - 13.4%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                           800                  $31,768
-----------------------------------------------------------------------------------------------------------------------------------
aQuantive, Inc.*                                                                                     1,100                    9,394
-----------------------------------------------------------------------------------------------------------------------------------
Charles River Associates, Inc.*                                                                        800                   25,632
-----------------------------------------------------------------------------------------------------------------------------------
EVCI Career Colleges, Inc.*                                                                          6,100                   60,695
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                                    350                   19,117
-----------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.*                                                                            5,700                   36,537
-----------------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc.*                                                                                   1,500                   21,030
-----------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                         300                   13,065
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $217,238
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 6.2%
-----------------------------------------------------------------------------------------------------------------------------------
Autobytel, Inc.*                                                                                     2,400                  $16,344
-----------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                              1,000                   33,810
-----------------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.*                                                                           1,200                   22,464
-----------------------------------------------------------------------------------------------------------------------------------
priceline.com, Inc.*                                                                                   800                   18,944
-----------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                                100                    9,742
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $101,304
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.*                                                                       1,360                  $13,790
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                                                      200                    4,784
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $18,574
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                                                              400                  $23,628
-----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                                           900                  $38,475
-----------------------------------------------------------------------------------------------------------------------------------
Internet - 6.0%
-----------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                            500                  $39,165
-----------------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc.*                                                                                       800                   29,968
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                          900                   27,720
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $96,853
-----------------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                                 400                  $20,052
-----------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.*                                                                   700                   21,924
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $41,976
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                                 300                  $17,460
-----------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 14.8%
-----------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                                                        2,900                  $46,429
-----------------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.*                                                                                     3,100                   30,225
-----------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                         3,300                   79,762
-----------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                           300                   14,589
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                                                      300                   15,744
-----------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                                       500                   26,345
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                          600                   26,328
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $239,422
-----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.*                                                                                       700                  $34,762
-----------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.*                                                                             300                   17,484
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $52,246
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                                      600                  $21,462
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                         400                  $21,152
-----------------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.*                                                                             700                    7,812
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $28,964
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 9.0%
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                                                           4,000                  $57,840
-----------------------------------------------------------------------------------------------------------------------------------
Andrew Corp.*                                                                                          300                    3,255
-----------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                                                    3,300                   46,596
-----------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.*                                                                            4,800                   24,144
-----------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                                     320                   13,760
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $145,595
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                                         $1,283,537
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 13.7%
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Central European Media Enterprises Ltd., "A" (Broadcast & Cable TV)*                                 1,400                  $32,242
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.(Electronics)*                                                            400                    9,288
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $41,530
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc.(Food & Non-Alcoholic Beverages)*                                      2,700                  $24,296
-----------------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc.(Biotechnology)*                                                                        700                   12,166
-----------------------------------------------------------------------------------------------------------------------------------
Vasogen, Inc.(Biotechnology)*                                                                        2,800                   13,020
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $49,482
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Amadeus Fire AG (Business Services)                                                                  4,350                  $28,764
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Elan Corp.PLC, ADR (Pharmaceuticals)*                                                                  400                   $8,220
-----------------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC, ADR (Airlines)*                                                                  200                    6,262
-----------------------------------------------------------------------------------------------------------------------------------
SkillSoft PLC, ADR (Business Services)*                                                              2,600                   16,198
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $30,680
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Interpump Group S.p.A.(Machinery & Tools)                                                            5,400                  $29,474
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular S.A.(Telecommunications - Wireless)*                                   800                  $13,496
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.(Computer Software)*                                                                        600                  $13,020
-----------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC (Business Services)                                                                   10,800                   14,736
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $27,756
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                                       $221,182
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,369,952)                                                                               $1,504,719
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           PAR AMOUNT
                                                                                              (000 OMITTED)                 $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 1.33%, due 8/02/04, at Amortized Cost                                                 $16                  $15,999
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,385,951)                                                                          $1,520,718
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 6.1%                                                                                       99,056
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                      $1,619,774
-----------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security


SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                           $1,385,951
                                         ----------
Gross unrealized appreciation              $260,504
                                         ----------
Gross unrealized depreciation              (125,737)
                                         ----------
Net unrealized appreciation                $134,767
                                         ----------

(2) FINANCIAL INSTRUMENTS

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.






(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors,Inc.,500 Boylston Street,Boston,MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) RESEARCH BOND FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004                 MFS(R)RESEARCH BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT
                                                                                             (000 OMITTED)            $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 96.6%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 88.4%
-----------------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                            $798                 $788,025
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                            $5,349               $5,752,250
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                                     2,168                2,362,853
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                                   2,490                2,788,800
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                                                       279                  296,437
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125%, 2011                                                                   577                  649,026
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                                                    199                  234,251
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,083,617
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                                                            $3,111               $2,944,596
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.256%, 2020                                                                 4                    3,848
-----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                                                  1,539                1,452,070
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,400,514
-----------------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                                                    $4,756               $4,820,063
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 9.4%
-----------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                                                 $3,494               $3,491,505
-----------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                                  590                  601,312
-----------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                                3,474                3,504,762
-----------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2005                                                     714                  713,442
-----------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                                    3,089                3,059,971
-----------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                        558                  594,161
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                                                  1,552                1,546,660
-----------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                                             1,077                  913,339
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                                          123                  130,221
-----------------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                                                        133                  133,608
-----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                                               263                  264,023
-----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                              638                  640,790
-----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                            1,047                1,041,704
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                                                   10                   10,552
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                                     1,906                2,019,413
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                            519                  530,295
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                          2,393                2,365,049
-----------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2008                                              1,596                1,726,183
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2006                                                        57                   57,470
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.49%, 2008                                                    1,915                2,068,891
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                                      718                  766,015
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                    3,008                3,345,698
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.78%, 2009                                                     3,380                3,661,113
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                                                     3,180                3,453,296
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                                         239                    1,377
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                              1,552                1,665,893
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                                1,635                1,283,830
-----------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                           2,314                2,257,977
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8486%, 2023^^                                                         10,465                1,908,758
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.0699%, 2023^^##                                                           709                   98,704
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                                     1,556                1,757,983
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 0.9739%, 2043^^##                              24,989                1,261,615
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.549%, 2028^^                                         29,721                  684,567
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                                   2,425                2,607,840
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                                   3,911                4,132,885
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                                      798                  815,830
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.269%, 2035                                                   2,042                2,208,861
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                                    31                   31,514
-----------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                              1,197                1,200,586
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                                                           656                  658,017
-----------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                                                               225                  226,390
-----------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                            1,994                1,998,974
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                       1,162                1,276,486
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.5414%, 2035^^                                  32,572                  777,083
-----------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                                                      3,221                3,149,534
-----------------------------------------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                                                7                    6,998
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                                    732                  779,696
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 5.65%, 2030                                                      5                    5,168
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3508%, 2008                                                          630                  689,065
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                          1,157                1,219,977
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                         3,362                3,591,374
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                                                          2,076                2,235,490
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.9509%, 2031^^                                                     22,113                  809,445
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2008                                                         1,025                1,106,972
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8984%, 2031^^                                                     19,497                  522,262
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                         2,322                2,493,702
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                   1,756                1,932,497
-----------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.6391%, 2023^^                                                          10,169                  248,636
-----------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.001%, 2030                                                                105                  107,762
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.18%, 2027                                                        2,314                2,279,084
-----------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                                                1,111                1,103,412
-----------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                                                1,197                1,191,183
-----------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                                                  1,994                1,962,834
-----------------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO, Ltd., 7.17%, 2032##                                                          1,324                1,409,925
-----------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                                                              981                  976,189
-----------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                            1,259                1,265,569
-----------------------------------------------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17%, 2014                                                        68                   68,066
-----------------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                                       197                  197,289
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $92,846,772
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A.Holdings Corp., 6.5%, 2013                                                      $4,243               $4,419,377
-----------------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                                 3,345                3,947,100
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                          2,289                2,177,063
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                                  3,958                4,321,115
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                      3,378                3,438,318
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2006                                                         3,127                3,274,638
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                            2,310                2,345,662
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                   4,312                4,507,972
-----------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                              2,716                3,109,377
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $31,540,622
-----------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.2%
-----------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963%, 2049                                                        $3,263               $4,172,114
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                                    5,231                5,962,995
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25%, 2010                                                                         3,225                3,665,558
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                                                        2,622                2,726,177
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125%, 2011                                                 1,885                2,002,771
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.125%, 2014                                                   805                  787,816
-----------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co.LLC, 8.44% to 2008, 4.853% to 2049##                                                 1,635                1,875,178
-----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                             1,994                2,006,530
-----------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2049                                                                   3,191                3,081,000
-----------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 4.542% to 2049##                                              2,349                2,601,950
-----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 5.05% to 2049##                                  1,766                2,151,090
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                         3,000                2,894,622
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                         2,393                2,550,632
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                                                          199                  207,700
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                                       4,052                4,443,042
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $41,129,175
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                    $3,288               $3,419,520
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Holdings Corp., 6.5%, 2015                                                                   2,493                2,623,012
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                           20                   23,465
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                 1,464                1,852,125
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,918,122
-----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                               $4,483               $4,594,793
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                          1,596                1,798,228
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                               2,936                2,929,256
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                         2,957                3,211,491
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                                                 742                  739,095
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                              2,500                2,335,220
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $15,608,083
-----------------------------------------------------------------------------------------------------------------------------------
Building - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                          $1,072               $1,168,480
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                           3,769                4,193,012
-----------------------------------------------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009                                                                       2,605                2,728,737
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,090,229
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                         $775                 $817,028
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                                                         821                  874,394
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,691,422
-----------------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                          $4,643               $5,091,077
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6%, 2013                                                              2,416                2,513,336
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,604,413
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                           $558                 $596,811
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                                           1,576                1,690,922
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 7.375%, 2013                                                                          1,874                2,122,326
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,410,059
-----------------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                                                              $515                 $607,524
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                                             $37                  $43,377
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                                3,000                2,955,000
-----------------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp.U.L.C., 6.875%, 2011                                                            1,769                1,942,482
-----------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                        4,778                4,849,914
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                                       399                  415,168
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                       798                  809,249
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                        681                  752,999
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 5.875%, 2016                                                           1,759                1,761,174
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,529,363
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                      $3,567               $3,695,936
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                                                    $598                 $680,842
-----------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                                      120                  148,501
-----------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.55%, 2033                                                                      2,910                2,974,416
-----------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                         399                  471,004
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                         1,073                1,135,695
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                        1,380                1,489,422
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,899,880
-----------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                       $2,881               $2,854,192
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                                  2,062                2,038,607
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                              1,276                1,286,056
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,178,855
-----------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                                                            $1,474               $1,468,079
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                       3,464                3,697,619
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,165,698
-----------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                                       $984               $1,063,148
-----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2009                                                               $1,560               $1,755,000
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XIX, 4.9%, 2013##                                                             $4,444               $4,393,356
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                            1,955                2,031,239
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375%, 2034                                                                          1,893                1,912,682
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                               1,815                1,993,302
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,330,579
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 7.2%, 2009                                                                            $545                 $625,433
-----------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                               4,073                4,056,952
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                           1,994                2,023,872
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 7.25%, 2012                                                                              144                  162,952
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,869,209
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                       $1,266               $1,424,250
-----------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                         4,261                4,542,780
-----------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                                     2,900                2,798,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,765,530
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                                                      $215                 $227,218
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                               2,082                2,398,564
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                              1,989                2,202,650
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                                               1,219                1,284,208
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,112,640
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                     $4,135               $4,945,927
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 7.6%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                                                              $379                 $399,888
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                                                              1,105                1,125,457
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                                                             1,555                1,519,616
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016                                                                                   474                  479,939
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2034                                                                       33,919               34,298,511
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                               4,485                4,419,907
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                                                          123                  132,663
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                                                        3,909                4,083,305
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2033                                                                                 8,470                8,696,581
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2022                                                                         7,875                8,025,178
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2033                                                                                8,443                8,666,649
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                                                  22                   22,576
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                                                 2,942                3,028,970
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $74,899,240
-----------------------------------------------------------------------------------------------------------------------------------
Municipals - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Houston, TX Utilities Systems Rev., 5.25%, 2014                                                     $5,360               $5,927,517
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                                      $4                   $4,350
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                     4,891                5,650,763
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,655,113
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                                       $2,520               $2,543,796
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                          399                  433,103
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                            48                   51,765
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                          968                1,087,045
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.5%, 2012                                                                      2,548                2,710,499
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,826,208
-----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                         $4,773               $4,864,871
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth, 6.5%, 2034                                                                                   $3,221               $3,075,063
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                      $2,750               $2,877,187
-----------------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                                   1,994                2,111,616
-----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2004                                                                       319                  321,282
-----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                                   1,197                1,282,611
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,592,696
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                               $860                 $967,981
-----------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.25%, 2027                                                                                279                  297,907
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,265,888
-----------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                                    $1,580               $1,753,505
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                                   $2,345               $2,194,308
-----------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                         2,621                2,850,914
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                         1,197                1,256,514
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                                1,955                2,100,587
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                                   1,307                1,367,742
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                                                      798                  780,691
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,550,756
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                     $2,086               $2,536,810
-----------------------------------------------------------------------------------------------------------------------------------
Retailers - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                       $2,495               $2,551,138
-----------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                   1,743                1,939,088
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 10.3%, 2008                                                                               2,429                2,951,235
-----------------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                               1,895                1,932,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,374,361
-----------------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                              $1,855               $2,061,220
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                               $3,500               $2,598,750
-----------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                                    2,158                2,329,658
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                            4,140                4,347,000
-----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                                                  1,170                1,199,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,474,658
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                            $2,715               $2,901,654
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                                   6,031                6,001,943
-----------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                                   806                  850,819
-----------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                                 3,580                3,832,279
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,586,695
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                        $2,314               $2,388,638
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                              $625                 $799,046
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 9.9%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2004                                                                             $16,432              $16,460,838
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                                                         11,347               12,250,659
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                             6,622                7,216,219
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.125%, 2014                                                                             3,900                3,847,771
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875%, 2006                                                                10,878               10,854,819
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2006                                                                             14,138               14,840,517
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                           11,233               11,173,869
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                              74                   79,382
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                              97                  103,255
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                              94                  100,755
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                             503                  516,154
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                             355                  373,719
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                           2,057                1,963,136
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                           2,668                2,649,964
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                           2,665                2,629,106
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                           2,639                2,608,518
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                           2,971                2,820,345
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                           3,633                3,702,120
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                           3,925                3,890,656
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $98,081,802
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 27.5%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                                                      $19                  $25,171
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                                                          757                1,003,765
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 - 2030                                                             18,181               20,501,475
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.625%, 2028                                                                   16,422               19,895,889
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7.875%, 2004                                                                   34,236               34,849,851
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2004 - 2014                                                                41,620               41,487,680
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005                                                                    82,800               85,866,167
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                       22,080               23,885,217
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                                                      6,657                6,754,778
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007                                                                          257                  255,504
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                                                    8,661                9,479,834
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                     15,708               16,859,098
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                                                    8,282                8,064,275
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                     2,450                2,502,540
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $271,431,244
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                             $3,644               $3,707,770
-----------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                         2,517                2,890,264
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co.LLC, 6.95%, 2011                                                                4,544                5,018,139
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                       4,489                4,748,163
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                        1,182                1,213,379
-----------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                                                               432                  434,486
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                                              4,424                4,261,883
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                                    2,403                2,649,329
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7%, 2031                                                                        407                  424,494
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                            2,258                2,209,884
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 6%, 2014                                                                        4,142                4,290,014
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $31,847,805
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                                    $770                 $808,401
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Bonds                                                                                                        $873,651,942
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 8.2%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co.Ltd., 9.75%, 2012 (Food & Non-Alcoholic Beverages)                                  $479                 $499,357
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014 (Energy - Independent)                                    $3,341               $3,446,442
-----------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 7.4%, 2009 (Chemicals)                                                         1,735                1,826,088
-----------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012 (Chemicals)                                                         1,445                1,437,775
-----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011 (Telecommunications - Wireline)                                                2,477                2,828,769
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,539,074
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, 4.9% to 2049 (Banks & Credit Companies)##                $3,015               $3,402,569
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013 (Utilities - Electric Power)                     $3,342               $3,644,885
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013 (Containers)                                            $1,743               $2,000,093
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014 (Emerging Market Sovereign)##                                $1,750               $1,850,625
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013 (Telecommunications - Wireline)               621                  615,042
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030 (Telecommunications - Wireline)             4,879                6,060,772
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,526,439
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (Banks & Credit Companies)##                              $3,232               $3,224,353
-----------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013 (Banks & Credit Companies)                                        3,911                4,201,216
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,425,569
-----------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)##                          $1,548               $1,710,540
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)+                            1,558                1,721,590
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks & Credit Companies)                                1,854                1,856,458
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,288,588
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications - Wireline)##                                $3,107               $3,051,742
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5%, 2011 (Banks & Credit Companies)                                                 $618                 $675,165
-----------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks & Credit Companies)##                              2,399                2,620,908
-----------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014 (Banks & Credit Companies)##                            4,000                3,930,000
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009 (Emerging Market Agencies)                                             144                  163,800
-----------------------------------------------------------------------------------------------------------------------------------
TFM S.A.de C.V., 12.5%, 2012 (Transportation - Services)                                             2,204                2,363,790
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,753,663
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Oils)##                                                             $3,095               $3,048,575
-----------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010 (Telecommunications - Wireless)##                              3,194                3,034,300
-----------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009 (Telecommunications - Wireless)##                                   3,025                3,032,563
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,115,438
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                                                $2,350               $2,341,188
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2032 (Banks & Credit Companies)##                                         $1,596               $1,674,673
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 4.7% to 2049, 8.55%, 2049 (Banks & Credit Companies)##               902                1,078,822
-----------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes U.S.Finance, 5.125%, 2013 (Food & Non-Alcoholic Beverages)##                       3,904                3,849,090
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071%, 2049 (Banks & Credit Companies)##                                   3,295                3,362,347
-----------------------------------------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2005 (Asset Backed & Securitized)                                     4,924                4,987,974
-----------------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.75%, 2011 (Food & Non-Alcoholic Beverages)                         GBP 798                1,509,873
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $16,462,779
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                     $81,051,384
-----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $953,762,715)                                                                            $954,703,326
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 8/02/04, at Amortized Cost                                     $19,243              $19,242,289
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $973,005,004)                                                                      $973,945,615
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                    14,181,254
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $988,126,869
-----------------------------------------------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.
^^ Interest only security.
 + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.A list of abbreviations is shown below

GBP = British Pound

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                       $979,587,972
                                     ------------
Gross unrealized depreciation        ($13,073,643)
                                     ------------
Gross unrealized appreciation           7,431,286
                                     ------------
Net unrealized depreciation           ($5,642,357)
                                     ------------

(2) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on
resale.At July 31,2004,the fund owned the following restricted security,excluding securities issued under Rule 144A,constituting
0.17% of net assets which may not be publicly sold without registration under the Securities Act of 1933.The fund does not have the right to demand that such securities be registered.The value of these securities is determined by valuations furnished by dealers or by a pricing service,or if not available,in good faith at the direction of the Trustees.

  Date of                              Date of         Share/Principal
Description                          Acquisition           Amount                       Cost                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V.       5/30/03               1,558,000                  $1,736,590                      $1,721,590





(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors,Inc.,500 Boylston Street,Boston,MA 02116.

MFS(R) Mutual Fund
QUARTERLY PORTFOLIO 7/31/04

MFS(R) RESEARCH BOND FUND J

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004                MFS(R)RESEARCH BOND FUND J
----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                            PAR AMOUNT
                                                                                               (000 OMITTED)               $ VALUE
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
BONDS - 98.1%
----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 89.2%
----------------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                              $100               $98,750
----------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                                       415               464,800
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $563,550
----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                                $781              $839,878
----------------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                                         350               381,457
----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                                                          71                75,437
----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125%, 2011                                                                     146               164,225
----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                                                       51                60,034
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,521,031
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2020                                                                $389              $367,956
----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                                                      230               217,150
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $585,106
----------------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                                                        $776              $786,453
----------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 13.2%
----------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                                                     $806              $805,425
----------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                                    149               152,139
----------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                                    839               846,429
----------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2005                                                       181               180,859
----------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                                        746               738,861
----------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                          142               151,202
----------------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                                                      393               391,648
----------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                                                 246               208,359
----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                                             31                33,100
----------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                              131               133,851
----------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                              607               599,910
----------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030                                                  404               436,954
----------------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                                                           34                33,843
----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2030                                                          14                14,661
----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                                        182               194,171
----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.49%, 2031                                                        485               523,975
----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                                265               263,689
----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                                                  66                66,695
----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                                162               162,349
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.78%, 2009                                                         610               660,733
----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                                         483               511,740
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                  393               421,840
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                                    415               325,865
----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                                            61                   351
----------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                               586               571,813
----------------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1611%, 2025^^                                                            2,652               483,715
----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.392%, 2023##^^                                                              180                24,985
----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                                         394               445,145
----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 0.9739%, 2043##^^                                 6,334               319,767
----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.549%, 2028^^                                            7,533               173,516
----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                                       707               747,135
----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                                       614               660,760
----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                                        202               206,513
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                                       8                 7,879
----------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                                  303               303,908
----------------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                                                             166               166,566
----------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                                                                  57                57,307
----------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                                506               507,262
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.5414%, 2035^^                                     8,256               196,976
----------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                                                          632               617,978
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                                      185               197,367
----------------------------------------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                                                  2                 1,750
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                              293               308,948
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                                                              507               545,951
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                             500               534,113
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3508%, 2030                                                            160               175,001
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.9509%, 2031^^                                                        5,605               205,171
----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2030                                                             260               280,793
----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8984%, 2031^^                                                        4,942               132,393
----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                             588               631,480
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                       445               489,964
----------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.6391%, 2030^^                                                             2,577                63,016
----------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.001%, 2030                                                                   27                27,555
----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.18%, 2027                                                            586               577,158
----------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                                                    282               280,074
----------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                                                    303               301,527
----------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                                                      256               251,999
----------------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO, Ltd., 7.17%, 2032##                                                              336               357,761
----------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                                319               320,738
----------------------------------------------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17%, 2014                                                          17                17,321
----------------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                                          50                50,321
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $19,100,275
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.2%
----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A.Holdings Corp., 6.5%, 2013                                                          $622              $647,856
----------------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                                     520               613,600
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                              333               316,716
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                                      650               709,632
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                          514               523,178
----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2006                                                             396               414,697
----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                                298               302,601
----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                       637               665,950
----------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                                  454               519,756
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $4,713,986
----------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.4%
----------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, 4.525% to 2049                                          $501              $640,585
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                                        937             1,068,118
----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25%, 2010                                                                             668               759,253
----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                                                            465               483,475
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125%, 2011                                                     478               507,864
----------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co.LLC, 8.44% to 2008, 4.853% to 2049##                                                     415               475,963
----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                                 356               358,237
----------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2049                                                                       559               539,730
----------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 4.542% to 2049##                                                  323               357,782
----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 5.05% to 2049##                                      258               314,259
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                             487               519,080
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                                                             51                53,230
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                                           294               322,373
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $6,399,949
----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                        $707              $735,280
----------------------------------------------------------------------------------------------------------------------------------
Comcast Holdings Corp., 6.5%, 2015                                                                       403               424,017
----------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                              5                 5,866
----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                     256               323,869
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,489,032
----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                                   $723              $741,029
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                              404               455,190
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                                   440               438,989
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                             424               460,491
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                                                   188               187,264
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                                  410               382,976
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $2,665,939
----------------------------------------------------------------------------------------------------------------------------------
Building - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                              $323              $352,070
----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                               391               434,988
----------------------------------------------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009                                                                           440               460,900
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,247,958
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                           $197              $207,683
----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                                                           207               220,462
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $428,145
----------------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                              $664              $728,080
----------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6%, 2013                                                                  414               430,679
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,158,759
----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                                              $300              $321,876
----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 7.375%, 2013                                                                              263               297,850
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $619,726
----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                                               $10               $11,724
----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                                    495               487,575
----------------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp.U.L.C., 6.875%, 2011                                                                215               236,085
----------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                            753               764,333
----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                                         101               105,093
----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                         202               204,848
----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                          197               217,828
----------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 5.875%, 2016                                                               261               261,323
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $2,288,809
----------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                          $468              $484,917
----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                                        $30               $37,125
----------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.55%, 2033                                                                          287               293,353
----------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                           101               119,227
----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                             155               164,057
----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                            278               300,043
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $913,805
----------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                           $403              $399,250
----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                                      523               517,067
----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                                  224               225,765
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,142,082
----------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                                                                $250              $248,996
----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                           561               598,835
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $847,831
----------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                                         $150              $162,065
----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2009                                                                   $250              $281,250
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XIX, 4.9%, 2013##                                                                 $627              $619,855
----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                                495               514,304
----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375%, 2034                                                                               99               100,029
----------------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                                   247               271,265
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,505,453
----------------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 7.2%, 2009                                                                               $75               $86,069
----------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                                   613               610,585
----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                               381               386,708
----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 7.25%, 2012                                                                                 36                40,738
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,124,100
----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                           $207              $232,875
----------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                             686               731,365
----------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                                         480               463,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,427,440
----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                                  $528              $608,281
----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                                  344               380,951
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $989,232
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                         $584              $698,530
----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 8.4%
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                                                                 $96              $101,177
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                                                                  280               284,890
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                                                                 360               352,106
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016                                                                                     120               121,787
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                                 1,137             1,120,770
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2034                                                                          3,540             3,592,731
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2031                                                                                    31                33,200
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                                                            989             1,033,425
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2033                                                                                   2,083             2,138,361
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2022                                                                           1,995             2,033,852
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                                    575               590,199
----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                                                     5                 5,644
----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                                                     746               767,794
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $12,175,936
----------------------------------------------------------------------------------------------------------------------------------
Municipals - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Utilities Systems Revenue, 5.25%, 2014                                                     $915            $1,011,880
----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                                        $1                $1,088
----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                         794               917,339
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $918,427
----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                                           $375              $378,541
----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                            101               109,633
----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                              12                12,941
----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                            245               275,130
----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.5%, 2012                                                                          394               419,127
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,195,372
----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                             $705              $718,570
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Wyeth, 6.5%, 2034                                                                                       $414              $395,242
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                                      $306              $324,049
----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2004                                                                          81                81,579
----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                                       203               217,519
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $623,147
----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                                 $143              $160,955
----------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                                        $275              $305,199
----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                                       $383              $358,388
----------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                             348               378,527
----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                             303               318,065
----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                                    345               370,692
----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                                       320               334,872
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,760,544
----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                         $342              $415,910
----------------------------------------------------------------------------------------------------------------------------------
Retailers - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                           $400              $409,000
----------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                       262               291,475
----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 10.3%, 2008                                                                                   426               517,590
----------------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                                   335               341,700
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,559,765
----------------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                                  $305              $338,907
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                                   $515              $382,387
----------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                                        323               348,693
----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                                690               724,500
----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                                                      240               246,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,701,580
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                                $405              $432,843
----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                                       852               847,895
----------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                                     204               215,344
----------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                                     537               574,842
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $2,070,924
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                            $314              $324,128
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                                 $83              $106,113
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 11.3%
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2004                                                                                $2,082            $2,085,654
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                                   2,609             2,815,896
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                               1,208             1,316,399
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.875%, 2006                                                                              2,757             2,751,125
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2006                                                                                2,688             2,821,567
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                               128               131,196
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                                24                25,814
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                                19                19,845
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                                24                25,189
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                               90                 94,600
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                              521                497,619
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                              676                666,942
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                              677                672,262
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                              612                580,966
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                              641                634,008
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                              613                607,636
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                              601                612,434
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $16,359,152
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 20.2%
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                                                         $5                $6,624
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 - 2030                                                                2,279             2,569,482
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.625%, 2028                                                                      2,447             2,965,055
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7.875%, 2004                                                                      9,416             9,584,829
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2004 - 2014                                                                   5,168             5,175,565
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2005                                                                           42                43,475
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005                                                                       2,436             2,526,208
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                                                          293               297,304
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                                      1,592             1,710,778
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                          2,700             2,920,747
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                                                      1,391             1,522,767
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $29,322,834
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.3%
----------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                                 $570              $579,975
----------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                             377               432,908
----------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co.LLC, 6.95%, 2011                                                                    668               737,702
----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                           656               693,873
----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                            150               153,982
----------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                                                                 109               109,627
----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                                                  638               614,620
----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                                        403               444,311
----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7%, 2031                                                                           50                52,149
----------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                                346               338,627
----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 6%, 2014                                                                            591               612,119
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $4,769,893
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                                      $100              $104,987
----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Bonds                                                                                                       $129,484,888
----------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 8.9%
----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co.Ltd., 9.75%, 2012 (Food & Non-Alcoholic Beverages)                                    $121              $126,142
----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014 (Energy - Independent)                                        $603              $622,031
----------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 7.4%, 2009 (Chemicals)                                                             226               237,865
----------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012 (Chemicals)                                                             235               233,825
----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011 (Telecommunications - Wireline)                                                    350               399,705
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,493,426
----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, 4.9% to 2049 (Banks & Credit Companies)##                    $614              $692,928
----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013 (Utilities - Electric Power)                         $537              $585,668
----------------------------------------------------------------------------------------------------------------------------------
France - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013 (Containers)                                                $292              $335,070
----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014 (Emerging Market Sovereign)##                                    $250              $264,375
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013 (Telecommunications - Wireline)                 158               156,484
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030 (Telecommunications - Wireline)                 815             1,012,406
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,433,265
----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (Banks & Credit Companies)##                                  $517              $515,777
----------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013 (Banks & Credit Companies)                                            551               591,887
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,107,664
----------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)##                              $392              $433,160
----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)+                                142               156,910
----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks & Credit Companies)                                    316               316,419
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $906,489
----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications - Wireline)##                                    $531              $521,556
----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks & Credit Companies)##                                 $458              $500,365
----------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014 (Banks & Credit Companies)##                                625               614,062
----------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009 (Emerging Market Agencies)                                                36                40,950
----------------------------------------------------------------------------------------------------------------------------------
TFM S.A.de C.V., 12.5%, 2012 (Transportation - Services)                                                 380               407,550
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,562,927
----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Oils)##                                                                 $430              $423,550
----------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010 (Telecommunications - Wireless)##                                  499               474,050
----------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009 (Telecommunications - Wireless)##                                       375               375,938
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,273,538
----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                                                    $380              $378,575
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2049 (Banks & Credit Companies)##                                                $255           $267,570
----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 4.7% to 2049 (Banks & Credit Companies)##                                 154            184,189
----------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes U.S.Finance, 5.125%, 2013 (Food & Non-Alcoholic Beverages)##                              633            624,097
----------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071%, 2049 (Banks & Credit Companies)##                                          554            565,323
----------------------------------------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007 (Asset Backed & Securitized)                                            696            705,043
----------------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.75%, 2011 (Food & Non-Alcoholic Beverages)                              GBP 127            240,293
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $2,586,515
----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                    $13,003,763
----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $144,033,941)                                                                           $142,488,651
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 1.33%, due 8/02/04, at Amortized Cost                                                   $1,673         $1,672,938
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $145,706,879)                                                                     $144,161,589
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 0.7%                                                                                   1,042,529
----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                   $145,204,118
----------------------------------------------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.
^^ Interest only security.
 + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.A list of abbreviations is shown below

GBP = British Pound

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                        $146,495,908
                                      ------------
Gross unrealized appreciation             $415,655
                                      ------------
Gross unrealized depreciation           (2,749,974)
                                      ------------
Net unrealized depreciation            ($2,334,319)
                                      ------------

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts.The notional or ontractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to
risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                     CONTRACTS TO                                    CONTRACTS                   NET UNREALIZED
SETTLEMENT DATE                    DELIVER/RECEIVE      IN EXCHANGE FOR               AT VALUE                    APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
PURCHASES
---------
8/17/04                               GBP 86,248           $155,506                    $156,659                      $1,153

At July 31,2004,the fund had sufficient cash and/or securities to cover any commitments under these contracts.


(3) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on
resale.At July 31,2004 the fund owned the following restricted security,excluding securities issued under Rule 144A,constituting
0.11% of net assets which may not be publicly sold without registration under the Securities Act of 1933.The fund does not have the right to demand that such securities be registered.The value of this security is etermined by valuations furnished by dealers or by a pricing service,or if not available,in good faith at the direction of the Trustees.

                                        DATE OF            SHARE
DESCRIPTION                           ACQUISITION          AMOUNT                       COST                          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Kazkomommerts
International B.V.,10.125% 05/08/07   12/19/03             142,000                     $160,105                      $156,910


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) MUNICIPAL LIMITED MATURITY FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004                 MFS(R)MUNICIPAL LIMITED MATURITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                               PAR AMOUNT
                                                                                                  (000 OMITTED)             $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.6%
-----------------------------------------------------------------------------------------------------------------------------------
AIRPORT & Port Revenue - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev."A", FSA, 5.375%, 2015                                                          $1,000          $1,072,170
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), "A", AMBAC, 6%, 2005                                          1,900           1,935,815
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), FSA, 5.25%, 2013                                              1,500           1,596,630
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008                                                   250             269,593
-----------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport, "A", AMBAC, 6%, 2013                                        1,000           1,128,010
-----------------------------------------------------------------------------------------------------------------------------------
Delaware River Port Authority Pennsylvania & New Jersey                                                     550             602,421
(Refunding Port District Project), "A", FSA, 5.25%, 2009
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., "C", MBIA, 6%, 2006                                               1,000           1,079,850
-----------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, "A", FGIC, 5%, 2015                                                                       1,000           1,040,300
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.25%, 2007                                                         375             402,761
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.75%, 2010                                                         175             194,149
-----------------------------------------------------------------------------------------------------------------------------------
Minneapolis & St.Paul, MN, Metropolitan Airport, "D", FGIC,                                                 500             534,605
5.25%, 2009
-----------------------------------------------------------------------------------------------------------------------------------
Omaha, NE, Airport Authority Rev., FSA, 4%, 2006                                                            500             513,110
-----------------------------------------------------------------------------------------------------------------------------------
Port Seattle, WA, Rev., "B", FGIC, 5.5%, 2007                                                               500             536,725
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Economic Development Corp.Airport Rev., "A", FGIC, 5%, 2012                                    750             788,025
-----------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Columbia Metropolitan Airport Rev., "A", FSA, 5%, 2009                              200             215,034
-----------------------------------------------------------------------------------------------------------------------------------
Wayne Charter County, MI, Airport Rev., Refunding Detroit Metropolitan, "D", FGIC,
5.25%, 2006                                                                                               1,000           1,062,640
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,971,838
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 13.8%
-----------------------------------------------------------------------------------------------------------------------------------
Allen County, IN (Jail Building Corp.), 5.75%, 2009                                                        $235            $262,744
-----------------------------------------------------------------------------------------------------------------------------------
Broward County, FL, "B", 5%, 2008                                                                           500             536,350
-----------------------------------------------------------------------------------------------------------------------------------
Central Falls, RI, ASST GTY, 5.5%, 2005                                                                     440             452,760
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Neighborhoods Alive, MBIA, 5%, 2008                                                          1,250           1,340,875
-----------------------------------------------------------------------------------------------------------------------------------
Columbus, OH, 5.25%, 2011                                                                                   705             780,343
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "A", 5.75%, 2005                                                             500             510,820
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "A", 6%, 2011                                                                310             356,847
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, "C", 6%, 2013                                                                  800             881,656
-----------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL (Ars Jail Project), 5%, 2009                                                             870             938,373
-----------------------------------------------------------------------------------------------------------------------------------
Hawkins County, TN, AMBAC, 4.5%, 2008                                                                       425             450,636
-----------------------------------------------------------------------------------------------------------------------------------
Henderson, NV, Parks & Recreation, "A", FGIC, 6%, 2006                                                      340             364,242
-----------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, "D", 5%, 2008                                                                               350             377,668
-----------------------------------------------------------------------------------------------------------------------------------
King County, WA, "B", 4.75%, 2009                                                                         1,500           1,589,430
-----------------------------------------------------------------------------------------------------------------------------------
Kingsport, TN, "A", FGIC, 4%, 2008                                                                        1,000           1,040,710
-----------------------------------------------------------------------------------------------------------------------------------
Lansing, IL, "A", FSA, 4.25%, 2007                                                                          530             556,315
-----------------------------------------------------------------------------------------------------------------------------------
Milwaukee County, WI, "A", 4.75%, 2007                                                                    1,000           1,065,870
-----------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, MBIA, 5%, 2007                                                                           500             531,760
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A", 5.25%, 2012                                                                              265             287,289
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 5.75%, 2011                                                                              375             416,591
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "C", 5.25%, 2009                                                                              250             270,875
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5.5%, 2009                                                                               780             854,022
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5%, 2014                                                                                 800             847,432
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", 5%, 2010                                                                               1,000           1,068,960
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "K", 5%, 2010                                                                                 370             395,230
-----------------------------------------------------------------------------------------------------------------------------------
Oakland, CA, "A", FGIC, 5%, 2010                                                                            820             895,210
-----------------------------------------------------------------------------------------------------------------------------------
Pawtucket, RI, "A", AMBAC, 5%, 2009                                                                       1,000           1,085,720
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, "A", XLCA, 5%, 2011                                                                     1,000           1,088,070
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, FGIC, 5.25%, 2008                                                                       2,000           2,175,280
-----------------------------------------------------------------------------------------------------------------------------------
Saraland, AL, MBIA, 4.5%, 2009                                                                              865             914,902
-----------------------------------------------------------------------------------------------------------------------------------
St.Clair County, IL, FGIC, 5.625%, 2012                                                                     500             559,730
-----------------------------------------------------------------------------------------------------------------------------------
State of California, 5%, 2011 - 2012                                                                      3,400           3,653,336
-----------------------------------------------------------------------------------------------------------------------------------
State of California, FSA, 5.25%, 2010                                                                     2,000           2,198,260
-----------------------------------------------------------------------------------------------------------------------------------
State of Hawaii, "CY", FSA, 5.25%, 2008                                                                     500             542,735
-----------------------------------------------------------------------------------------------------------------------------------
State of Illinois, FGIC, 5%, 2005                                                                           500             509,035
-----------------------------------------------------------------------------------------------------------------------------------
State of Washington, "B", FSA, 5%, 2008                                                                     500             536,520
-----------------------------------------------------------------------------------------------------------------------------------
State of Washington, "R", 5.375%, 2007                                                                      750             813,638
-----------------------------------------------------------------------------------------------------------------------------------
State of Washington, "R", MBIA, 4%, 2008                                                                  1,000           1,040,710
-----------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, 5.125%, 2011                                                                            400             437,792
-----------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, "C", FSA, 5%, 2010                                                                    1,000           1,086,410
-----------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, MBIA, 5%, 2017                                                                          500             529,410
-----------------------------------------------------------------------------------------------------------------------------------
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                                                           500             556,035
-----------------------------------------------------------------------------------------------------------------------------------
Titus County, TX, Hospital District, FGIC, 5%, 2013                                                         510             551,713
-----------------------------------------------------------------------------------------------------------------------------------
Weslaco, TX, MBIA, 3.25%, 2007                                                                              795             811,886
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $36,164,190
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson County, KY, "B", FSA, 0%, 2004                                                                 $1,000            $999,630
-----------------------------------------------------------------------------------------------------------------------------------
Jersey City, NJ, (Refunding & General Improvement), "A", AMBAC, 4%, 2007                                    500             520,615
-----------------------------------------------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010++++                                                                375             436,913
-----------------------------------------------------------------------------------------------------------------------------------
Madison & St.Clair Counties, IL (School Building), FGIC, 4.25%, 2005                                        500             507,205
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Public Improvement, "A", 5.375%, 2005                                                500             508,470
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, AMBAC, 5%, 2011                                                                           1,000           1,085,580
-----------------------------------------------------------------------------------------------------------------------------------
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010                                                  500             556,550
-----------------------------------------------------------------------------------------------------------------------------------
North Slope Borough, AK, "A", MBIA, 0%, 2005                                                                500             492,970
-----------------------------------------------------------------------------------------------------------------------------------
Oak Ridge, TN, AMBAC, 5%, 2012                                                                              300             323,358
-----------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, "A", AMBAC, 5%, 2009                                                                      1,000           1,082,430
-----------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, State Quality, MBIA, 5%, 2011                                                            1,000           1,085,840
-----------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, 6.2%, 2008++++                                                                        435             480,549
-----------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, "I", 5.5%, 2006++++                                                                   250             269,308
-----------------------------------------------------------------------------------------------------------------------------------
State of Tennessee, "A", FGIC, 5.25%, 2008                                                                  500             542,210
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,891,628
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.8%
-----------------------------------------------------------------------------------------------------------------------------------
Birdville, TX, Independent School District, "A", PSF, 4.25%, 2008                                          $500            $524,550
-----------------------------------------------------------------------------------------------------------------------------------
Bloomington, MN, Independent School District, "B", 5.25%, 2011                                              500             546,405
-----------------------------------------------------------------------------------------------------------------------------------
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                                                          600             654,618
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati, OH, City School District, FSA, 4.5%, 2006                                                       500             522,280
-----------------------------------------------------------------------------------------------------------------------------------
Clackamas County, OR, School District, 6%, 2011                                                             315             361,803
-----------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Community Consolidated School, FSA, 0%, 2008                                               500             432,270
-----------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, School District Number 135, "A", MBIA, 3.25%, 2006                                         500             510,635
-----------------------------------------------------------------------------------------------------------------------------------
Cypress Fairbanks, TX, Independent School District, PSF, 5%, 2008                                           500             537,080
-----------------------------------------------------------------------------------------------------------------------------------
Deer Park, TX, Independent School District, PSF, 0%, 2009                                                 1,000             851,010
-----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI, City School District (School Building & Site Improvement), "B", FGIC, 5%, 2010               2,000           2,178,280
-----------------------------------------------------------------------------------------------------------------------------------
Dodge, KS, Unified School District Number 443, FGIC, 4%, 2006                                               500             516,210
-----------------------------------------------------------------------------------------------------------------------------------
Ferndale, MI, School District, 5.5%, 2013                                                                 1,115           1,234,784
-----------------------------------------------------------------------------------------------------------------------------------
Hall County, GA, School District, 4.5%, 2007                                                              1,540           1,621,127
-----------------------------------------------------------------------------------------------------------------------------------
Kaufman, TX, Independent School District, PSF, 0%, 2005                                                     500             496,260
-----------------------------------------------------------------------------------------------------------------------------------
Lake County, IL, Community School District, "B", FGIC, 0%, 2005                                             500             487,755
-----------------------------------------------------------------------------------------------------------------------------------
Lancaster County, NE, School District (Lincoln Public School), 4%, 2008                                     500             519,745
-----------------------------------------------------------------------------------------------------------------------------------
Manistee, MI, Public Schools, FGIC, 5.15%, 2009++++                                                         100             109,571
-----------------------------------------------------------------------------------------------------------------------------------
Mauston, WI, Joint School District, FGIC, 5.55%, 2005                                                       500             513,540
-----------------------------------------------------------------------------------------------------------------------------------
Mesquite, TX, Independent School District, PSF, 0%, 2004                                                    685             684,747
-----------------------------------------------------------------------------------------------------------------------------------
Michigan City, IN, School Building, FSA, 5%, 2006                                                           250             260,693
-----------------------------------------------------------------------------------------------------------------------------------
Midlothian, TX, Independent School District, "A", PSF, 4.4%, 2007                                           700             734,524
-----------------------------------------------------------------------------------------------------------------------------------
New Albany, IN, Floyd County School Building (First Mortgage), FGIC, 5.5%, 2007                             250             268,558
-----------------------------------------------------------------------------------------------------------------------------------
North Lawrence, IN (First Mortgage), FSA, 5%, 2008                                                          500             536,805
-----------------------------------------------------------------------------------------------------------------------------------
Norwin, PA, School District, FGIC, 6%, 2010++++                                                             250             286,653
-----------------------------------------------------------------------------------------------------------------------------------
Oconto Falls, WI, Public School District, "B", FSA, 5.25%, 2007                                             500             535,110
-----------------------------------------------------------------------------------------------------------------------------------
Plymouth Canton, MI, Community School, 5%, 2011                                                             500             545,610
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev., Government Facilities, "J", 5%, 2028                         2,230           2,363,064
-----------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, 6.5%, 2011                                                     500             581,875
-----------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 5.375%, 2012                                              570             634,820
-----------------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, Lottery Rev., "B", FGIC, 5.5%, 2011                                   150             167,427
-----------------------------------------------------------------------------------------------------------------------------------
State of Ohio, Common Schools, "D", 2.45%, 2024                                                           1,000             997,010
-----------------------------------------------------------------------------------------------------------------------------------
State of South Carolina, "A", 5.75%, 2007                                                                   500             541,155
-----------------------------------------------------------------------------------------------------------------------------------
Tuscaloosa, AL, 5%, 2007                                                                                    465             493,212
-----------------------------------------------------------------------------------------------------------------------------------
Vidor, TX, Independent School District, PSF, 5.875%, 2007                                                   410             444,985
-----------------------------------------------------------------------------------------------------------------------------------
Westerville, OH, City School District, MBIA, 5.5%, 2012++++                                                 300             339,045
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $23,033,216
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 12.0%
-----------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev.Refunding & Improvement, "A", 4.7%, 2005                                   $320            $327,107
-----------------------------------------------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev.(Altoona Hospital), AMBAC, 5.375%, 2006                            460             487,761
-----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev.(Catholic Healthcare West),
"I", 4.95%, 2026                                                                                          3,000           3,028,899
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Community (Kaiser Permanente), "D", 4.35%, 2036                                        600             621,726
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev.(Catholic Health Initiatives), "A", 5%, 2008                       500             527,050
-----------------------------------------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development, Healthcare Systems (McKenna Memorial),
"A", 3.625%, 2005                                                                                           195             195,714
-----------------------------------------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development, Healthcare Systems (McKenna Memorial),
"A", 4%, 2006                                                                                               170             170,904
-----------------------------------------------------------------------------------------------------------------------------------
DCH Health Care Authority, AL, Facilities Rev., 4%, 2008                                                    500             516,095
-----------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Hospital Rev.(Crozer-Chester Medical Center), 4.75%, 2005                              500             511,790
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Rev., "A", 5.125%, 2006                                                       200             209,284
-----------------------------------------------------------------------------------------------------------------------------------
Erie County, OH, Hospital Facilities Rev.(Firelands Regional Medical Center), "A", 4%, 2004                 420             420,281
-----------------------------------------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority (Northeast GA Health System), 3.5%, 2005                   500             505,110
-----------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Hospital Systems Facilities, "A", AMBAC, 5%, 2008                                           500             538,060
-----------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities (Adventist Health), 3.35%, 2032                                     500             506,710
-----------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority Hospital Rev.(Tampa General
Hospital ), "A", 5%, 2007                                                                                   500             527,120
-----------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority, "A", 5.25%, 2005                                                     300             307,230
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev.(Children's Memorial Hospital), "A", AMBAC,
5.75%, 2011                                                                                                 250             284,408
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev.(Decatur Memorial Hospital), 4%, 2004                              415             416,540
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev.(Sherman Health Systems), AMBAC, 5.5%, 2007                        440             476,234
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev.(Ascension Health), "F", 5.5%, 2008                         500             544,595
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev.(Holy Cross Health Systems Corp.), MBIA,
5.375%, 2008                                                                                              1,000           1,094,860
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010                            210             232,684
-----------------------------------------------------------------------------------------------------------------------------------
Kent Hospital Finance Authority Rev.(Spectrum Health), "A", 5.25%, 2009                                     750             800,123
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Ecomomic Development Finance Authority (Norton Healthcare, Inc.), "A", 6.125%, 2010                150             159,140
-----------------------------------------------------------------------------------------------------------------------------------
Lakewood, OH, Hospital Improvement Rev.(Lakewood Hospital Assn.), 5.5%, 2009                              1,000           1,071,460
-----------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev.(Monroe Regional), 4.75%, 2005                                     500             516,005
-----------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, "A", 4.5%, 2005 - 2006                                                    465             473,058
-----------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial Medical Center), "A", 5.25%, 2008                     800             836,648
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (MA Biomedical Research Corp.), "C", 5.75%, 2006                   260             274,498
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.(Baystate Medical Center),
"F", 5%, 2009                                                                                               235             247,864
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.(Berkshire Health), "E", 4.5%, 2005             260             265,413
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.(Covenant Health), 5%, 2007                     140             145,244
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.(Jordan Hospital), "D", 4.8%, 2006              600             595,122
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev.(Crittenton Hospital), "A", 5.5%, 2013                              310             329,639
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev.(Genesys Health System), 5.5%, 2007++++                             750             821,723
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities (SW Mississippi Medical), 5%, 2014                              500             494,065
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities (Baptist Medical Center), "C", FSA, 5.15%, 2005                     250             259,283
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic Medical Center), 3.6%, 2006                           250             251,048
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic Medical Center), "A", 3.25%, 2005                     265             266,937
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Covenant Health), 5%, 2014                                   1,030           1,048,015
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Exeter Hospital), 4.6%, 2007                                   395             409,307
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma State Development Finance Authority (Unity Health Center), 5%, 2013                                875             890,593
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospital & High Education (Children's Hospital), "E", MBIA, 5%, 2032                      750             801,825
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building, Hospital Financing (Lifespan Obligations Group),
5.75%, 2010                                                                                                 250             263,868
-----------------------------------------------------------------------------------------------------------------------------------
Richardson, TX, Hospital Authority Rev., Refunding & Improvement, Richardson Regional, 5%, 2008             975           1,017,218
-----------------------------------------------------------------------------------------------------------------------------------
Scranton-Lackawanna, PA, Health & Welfare (Community Medical Center), MBIA, 5.25%, 2006                     935             987,267
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development Hospital Facilities Rev.(Palmetto Health Alliance),
"A", 4%, 2004                                                                                               260             260,000
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development Hospital Facilities Rev.(Palmetto Health Alliance),
"A", 4.25%, 2004                                                                                            290             294,196
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota Health & Educational (Prairie Lakes Health Care Systems), 3.1%, 2005                           215             216,198
-----------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service, "B", MBIA, 6%, 2007                                                 675             736,776
-----------------------------------------------------------------------------------------------------------------------------------
St.Cloud, MN (St.Cloud Hospital), FSA, 5.5%, 2005                                                           260             274,482
-----------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH (Trinity Hospital), 5.7%, 2010                                                             220             239,292
-----------------------------------------------------------------------------------------------------------------------------------
Sullivan County, TN, Health Educational & Housing Facilities Board Rev.(Wellmont Health
Systems), 4%, 2005                                                                                          500             508,005
-----------------------------------------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp.(Mother Frances Hospital), 4.5%, 2006                         500             512,205
-----------------------------------------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp.(Mother Frances Hospital), 5%, 2007                           500             523,090
-----------------------------------------------------------------------------------------------------------------------------------
Waco, TX, Health Facilities Development Corp.(Ascension Health), "A", 5.5%, 2009                            250             273,210
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston Medical Center), 6.5%, 2005                             20              20,913
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston Medical Center), 6.5%, 2005++++                         80              84,275
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities (Fort Healthcare, Inc.), 5.25%, 2012 - 2013                     1,255           1,275,402
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Higher Educational Facilities Authority Rev.(Agnesian Healthcare, Inc.),
5%, 2006                                                                                                     65              67,638
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Higher Educational Facilities Authority Rev.(Wheaton Franciscan Services),
5%, 2007                                                                                                    260             273,796
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $31,235,003
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev.(U.S.Airways), MBIA, 5%, 2006                                              $50             $52,532
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), "B-2", 4.75%, 2033                        $330            $345,193
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund Limited Rev.(Dow Chemical Co.), 4.6%, 2014                                          350             367,714
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $712,907
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste Facilities Rev.(Republic
Services, Inc.), "A", 4.95%, 2012                                                                          $250            $254,160
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund (Waste Management, Inc.), 4.2%, 2027                                                500             501,405
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Waste Management, Inc.) "A", 5.3%, 2015                        1,000           1,013,500
-----------------------------------------------------------------------------------------------------------------------------------
State of Ohio Solid Waste Rev.(Republic Services), 4.25%, 2033                                            1,000             955,840
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,724,905
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste (Anheuser Busch), 5.1%, 2012                                 $375            $399,754
-----------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev.(Union Pacific Corp.), 5.35%, 2010                            610             624,152
-----------------------------------------------------------------------------------------------------------------------------------
Fort Bend County, TX, Industrial Development (Frito Lay, Inc.), 3%, 2011                                    575             584,574
-----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Airport Authority Rev.Special Facilities (Fed Ex Corp.), 5.1%, 2017                     1,320           1,334,098
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing (Amtrak), "A", 6%, 2006                                         100             103,588
-----------------------------------------------------------------------------------------------------------------------------------
Utah County, UT, Environmental Improvement Rev.(USX Corp.), 5.05%, 2017                                     300             321,639
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,367,805
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental Improvement Rev.(International
Paper Co.), "A", 5%, 2013                                                                                  $750            $771,390
-----------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority (International Paper Co.), 5.3%, 2012                     570             601,544
-----------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority (International Paper Co.), "A", 5.25%, 2010               250             266,385
-----------------------------------------------------------------------------------------------------------------------------------
Ohio State Air Quality Development Authority Rev.(Environmental Meadwestvaco), 2%, 2023                   1,250           1,249,875
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,889,194
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Arizona Tourism & Sports Authority, Tax Rev.(Multipurpose Stadium), "A", MBIA, 5%, 2010                  $1,000          $1,091,550
-----------------------------------------------------------------------------------------------------------------------------------
George L.Smith II, GA, World Congress Center Authority Rev.(Domed Stadium), MBIA, 6%, 2011                1,000           1,112,610
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,204,160
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia Tax, Manadrin Oriental, FSA, 0%, 2005                                                 $600            $587,190
-----------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013                                                600             597,978
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev.(Elgin School), FSA, 0%, 2010                                    500             405,760
-----------------------------------------------------------------------------------------------------------------------------------
State of Kentucky Property & Buildings Commerce Rev.(Project Number 69), "A", FSA, 5.5%, 2011               500             561,580
-----------------------------------------------------------------------------------------------------------------------------------
State of Kentucky Property & Buildings Commerce Rev.(Project Number 74), 5.25%, 2005                        500             509,575
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,662,083
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, "II", 4.35%, 2007                                                 $180            $185,670
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia PA, Housing Authority, "A", FSA, 5%, 2008                                                      500             542,170
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $727,840
-----------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Fayetteville, AR, Sales & Use, 3.2%, 2007                                                                   $90             $90,577
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., First Series, 5%, 2007                                                           1,000           1,068,360
-----------------------------------------------------------------------------------------------------------------------------------
Monroe, LA, Sales & Use Tax Rev., FGIC, 5.75%, 2011                                                         845             958,027
-----------------------------------------------------------------------------------------------------------------------------------
Spokane, WA, Public Facilities District Hotel, "A", MBIA, 5.75%, 2012                                       425             478,448
-----------------------------------------------------------------------------------------------------------------------------------
State of California, Economic Recovery, "B", 5%, 2023                                                       745             805,546
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,400,958
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, "C", GNMA, 5.4%, 2010                                                                          $10             $10,414
-----------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev., GNMA, 7.375%, 2020                                   10              10,272
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $20,686
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.3%, 2012                                                      $120            $123,714
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 8.4%, 2021                                                        60              61,651
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.7%, 2016                                                 65              67,215
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Single Family Program Authority, "A-3", 7.25%, 2010                   105             107,182
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, "A", MBIA, 5.35%, 2010                                                230             238,501
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, "F", 3.7%, 2010                                                    620             615,108
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency, Single Family Mortgage Rev., Residential Mortgage Backed,
"A-1", GNMA, 5.45%, 2006                                                                                    200             206,116
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Development Authority Rev.(Lease Purchase Program), "A", 5.1%, 2005                        200             206,088
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership, GNMA, 7.6%, 2015                160             171,610
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership Mortgage, "A", 4.15%, 2007                        300             304,023
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership Mortgage, "D", 4.9%, 2008                         585             612,624
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Housing & Economic Development Authority Rev., "A", AMBAC, 4.9%, 2005                             160             164,442
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Housing & Economic Development Authority Rev., "A", MBIA, 3.2%, 2004                              500             502,070
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming Community Development Authority, Housing Rev., "4", 5%, 2006                                        600             616,386
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,996,730
-----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                                              $500            $499,575
-----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI, Economic Development Corp., "A", AMBAC, 3.8%, 2005                                             275             279,642
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev.(Semass Systems), "B",
MBIA, 5.625%, 2012                                                                                          400             443,512
-----------------------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Developement Agency, Solid Waste Disposal Rev.,
"C", 5.625%, 2024                                                                                           300             313,221
-----------------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev.(Ogden Martin Systems), 5.9%, 2005                          500             516,215
-----------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                                                       400             435,392
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,487,557
-----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL APPROPRIATION - 12.0%
-----------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009                                                    $1,000          $1,061,820
-----------------------------------------------------------------------------------------------------------------------------------
Alaska Certificates of Participation (Alaska Psychiatric Institute), AMBAC, 4%, 2006                        500             516,670
-----------------------------------------------------------------------------------------------------------------------------------
Arizona Certificates of Participation, "A", MBIA, 5%, 2006                                                  500             525,535
-----------------------------------------------------------------------------------------------------------------------------------
Arizona Certificates of Participation, "A", MBIA, 5.5%, 2010                                                670             747,137
-----------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Certificates of Participation, Tourism Development Fee Pledge, AMBAC, 5%, 2011                650             713,694
-----------------------------------------------------------------------------------------------------------------------------------
Columbus, IN, Multi School Building, FSA, 5%, 2010                                                          725             783,051
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Certificates of Participation, AMBAC, 5.25%, 2008                                   1,500           1,613,580
-----------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, School Board, MBIA, 3.5%, 2005                                                         500             505,420
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced "B"5.25%, 2016          2,335           2,358,327
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced "B"5.5%, 2018           1,120           1,149,030
-----------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Museum Rev., 5%, 2014                                                                          760             806,482
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Bond Bank Rev., "A", AMBAC, 5.3%, 2007                                                              350             374,318
-----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN (Public Improvement Bond Bank), "A", 5.25%, 2006                                           275             288,569
-----------------------------------------------------------------------------------------------------------------------------------
Macon County & Decatur, IL, FGIC, 6.5%, 2005                                                                325             331,923
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Building Authority Rev., "II", FSA, 5%, 2011++++                                                 1,500           1,636,095
-----------------------------------------------------------------------------------------------------------------------------------
Mishawaka, IN, School Building, AMBAC, 4.5%, 2007                                                           320             336,189
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Building Authority, 5.5%, 2006                                                                 1,000           1,062,180
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, "A", MBIA, 5%, 2009                                              500             544,210
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey State Transit Corp.(Federal Transit Administration Grants), "B", AMBAC,
5.5%, 2007                                                                                                  650             704,594
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev.(City University), MBIA, 5.25%, 2011                                     1,270           1,412,773
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., "A", MBIA, 5.25%, 2009                                                 1,000           1,102,480
-----------------------------------------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "A-1", 5.25%, 2012                                           1,000           1,039,990
-----------------------------------------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "B-1", 5.25%, 2013                                           1,000           1,040,990
-----------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp.Rev., "A", 5.125%, 2015                                                     675             716,432
-----------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp.Rev., Correctional Capital, "A", AMBAC, 5.4%, 2006                        1,000           1,049,820
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), "A", 5.75%, 2008                                     425             468,758
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), FSA, 5%, 2009                                      1,290           1,399,727
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (State Facilities Administration Building), "A", 5.375%, 2013                     1,000           1,106,340
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Industrial Development Authority, Economic Development, AMBAC, 5.25%, 2011                   1,900           2,111,128
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007                                                    250             269,593
-----------------------------------------------------------------------------------------------------------------------------------
Portage, IN, High School, First Mortgage, 2.15%, 2005                                                       255             255,645
-----------------------------------------------------------------------------------------------------------------------------------
Prescott Valley, AZ, Municipal Property Corp., FGIC, 3.25%, 2007                                            500             510,825
-----------------------------------------------------------------------------------------------------------------------------------
State of Oregon, Department Administrative Services, "A", AMBAC, 5.5%, 2008                                 500             548,735
-----------------------------------------------------------------------------------------------------------------------------------
State of Utah, Building Ownership Authority Lease Rev., "A", FSA, 0%, 2005                                  685             676,896
-----------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Judicial Facilities (John P.Cohalan Complex), AMBAC, 5.75%, 2011                        160             179,397
-----------------------------------------------------------------------------------------------------------------------------------
Texas Public Finance Authority Building Rev., Building Rev., "B", AMBAC, 6.25%, 2006                      1,000           1,062,760
-----------------------------------------------------------------------------------------------------------------------------------
Warren Township, IN (First Mortgage), FGIC, 4.5%, 2005                                                      210             213,032
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $31,224,145
-----------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, "E", AMBAC, 4.5%, 2009                                       $95             $97,515
-----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Motor Fuel Tax Rev., AMBAC, 6.125%, 2009                                                      $500            $561,450
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008                                                 250             273,923
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tax Increment (Galary Place), FSA, 4%, 2006                                           370             383,006
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, "C", 5.5%, 2005                                                  1,000           1,032,730
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,251,109
-----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Birmingham Jefferson, AL, Civic, "A", FSA, 5.25%, 2005 - 2007                                            $1,825          $1,918,395
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment, Allocation Capital Appreciation Central, "A", AMBAC, 0%, 2006                 1,000             945,170
-----------------------------------------------------------------------------------------------------------------------------------
Lewisville, TX, Combination Contract Rev., Special Assesment (Castle Hills Number 3),
4.125%, 2031                                                                                                500             523,055
-----------------------------------------------------------------------------------------------------------------------------------
Omaha, NE, Special Obligations (Riverfront Redevelopment), "A", 4.125%, 2008                                285             297,093
-----------------------------------------------------------------------------------------------------------------------------------
Washington, DC, Convention Center Authority, Dedicated Tax Rev., AMBAC, 4.75%, 2005                         345             356,851
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,040,564
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed Bonds, 5.2%, 2008                                    $450            $451,647
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization, "A", 5%, 2021                                                     420             417,094
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2019                                                 250             238,323
-----------------------------------------------------------------------------------------------------------------------------------
Southern California Tobacco Settlement Authority, 5.25%, 2027                                               205             194,680
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,301,744
-----------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
State of Texas Turnpike Authority, Central Turnpike Systems Rev., 5%, 2007                               $1,000          $1,068,880
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Arizona State Transportation Board Highway Rev., 5%, 2006                                                  $550            $580,734
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC, 6%, 2008                                                 235             262,989
-----------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011                                                  1,000           1,108,400
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico State Highway Commission, "A", 5.5%, 2006                                                        430             457,632
-----------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, Highway & Bridge Trust Fund, "A", FGIC, 5.25%, 2010                           1,000           1,100,770
-----------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, Highway & Bridge Trust Fund, "C", FGIC, 5.5%, 2006                            1,200           1,265,712
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Turnpike Authority, Turpike Rev., "A", FGIC, 5.5%, 2007                                          1,000           1,074,040
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,850,277
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 5.2%
-----------------------------------------------------------------------------------------------------------------------------------
Auburn University, AL, University Rev., AMBAC, 5%, 2006                                                    $255            $267,411
-----------------------------------------------------------------------------------------------------------------------------------
Clemson University, SC, University Rev., AMBAC, 5.5%, 2007                                                  875             947,249
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev.(Gonzaga College High School), FSA, 5%, 2012                                       500             541,435
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev.(Art Institute Chicago), 3.35%, 2009                        1,550           1,518,597
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev.(Augustana College), "A", 4%, 2006                            615             625,935
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Massachusetts College of Pharmacy), "C", 5%, 2007                 475             494,793
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Western New England College), 4%, 2008                            685             680,965
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational (Massachusetts Institute of Technology), "K", 5.25%, 2012                375             416,775
-----------------------------------------------------------------------------------------------------------------------------------
Northern Arizona University Rev., FGIC, 4%, 2005                                                            500             510,410
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building (Johnson & Wales), XLCA, 5%, 2010                              2,265           2,458,114
-----------------------------------------------------------------------------------------------------------------------------------
Southeast Missouri State University, MBIA, 5.625%, 2010                                                     250             280,825
-----------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts Development Finance Agency Rev., Hampshire College, 5.15%, 2014                      150             152,535
-----------------------------------------------------------------------------------------------------------------------------------
Texas A & M University Rev., Financing Systems, 2.5%, 2006                                                  750             756,645
-----------------------------------------------------------------------------------------------------------------------------------
Texas Public Finance Authority Rev., Southern University Financing Systems, MBIA, 5%, 2007                  500             537,540
-----------------------------------------------------------------------------------------------------------------------------------
Texas University Systems Financing Rev., FSA, 5%, 2008                                                      565             607,624
-----------------------------------------------------------------------------------------------------------------------------------
University of Arizona Rev.(Refunding Systems), FSA, 5%, 2006                                                570             600,689
-----------------------------------------------------------------------------------------------------------------------------------
University of Arizona Rev.(Refunding Systems), FSA, 5.25%, 2010                                           1,000           1,103,500
-----------------------------------------------------------------------------------------------------------------------------------
University of Arkansas Rev., Athletic Facility (Razorback Stadium), FSA, 3.55%, 2021                        500             515,895
-----------------------------------------------------------------------------------------------------------------------------------
University of Texas, Permanent University Fund, "A", 5%, 2009                                               580             627,705
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,644,642
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029                                                     $1,000          $1,092,050
-----------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Mercer Housing Corp.), "A", 6%, 2005                                70              71,614
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,163,664
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                                           $125            $128,463
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 4.4%
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX (TXU Energy Co.), "D", 5.4%, 2029                                               $780            $815,919
-----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev.(Pacific
Gas & Electric) "A", FGIC, 3.5%, 2023                                                                     1,000           1,010,440
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev.(VEPCO), 5.25%, 2008                                   250             259,490
-----------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Pollution Control Rev.(So California Edison), 3.25%, 2031                                 500             488,115
-----------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL (Tampa Electric Co.), 4%, 2025                                                      500             508,180
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority (Peoples Gas), "B", AMBAC, 3.05%, 2033                             1,000           1,004,460
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control Rev.(Commonwealth Edison Co.),
"B", AMBAC, 4.4%, 2006                                                                                      500             524,435
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control Rev.(Illinois Power), AMBAC,
7.375%, 2006++++                                                                                            580             651,114
-----------------------------------------------------------------------------------------------------------------------------------
Lawrenceburg, IN, Pollution Control Rev.(Indiana, MI, Power Co.), "F", 2.625%, 2019                         775             767,831
-----------------------------------------------------------------------------------------------------------------------------------
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal (VEPCO),
"A", 2.3%, 2031                                                                                           1,000             976,940
-----------------------------------------------------------------------------------------------------------------------------------
Madison, WI, Industrial Development Rev.(Madison Gas & Electric Co.), "B", 4.875%, 2027                     420             442,357
-----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev.(Texas Central Co), 2.35%, 2030                                 500             499,885
-----------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Coal Rev.(Dominion Term Assoc.), 3.3%, 2033                                  775             774,310
-----------------------------------------------------------------------------------------------------------------------------------
State of Missouri, Environmental Improvement & Energy Authority (Kansas Power & Light),
3.9%, 2012                                                                                                1,000           1,001,550
-----------------------------------------------------------------------------------------------------------------------------------
State of Ohio, Air Quality Development Authority Rev.(Ohio Edison), "A", 2.25%, 2033                      1,250           1,241,988
-----------------------------------------------------------------------------------------------------------------------------------
Wilsonville, AL, Industrial Development Pollution Control Rev.(Southern Electric), "A",
AMBAC, 4.2%, 2019                                                                                           500             515,420
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $11,482,434
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 9.0%
-----------------------------------------------------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority Rev., "A", AMBAC, 5.75%, 2006                                         $325            $351,692
-----------------------------------------------------------------------------------------------------------------------------------
American Public Energy Agency, NE (Public Gas Agency), "C", AMBAC, 4.2%, 2010                               395             413,699
-----------------------------------------------------------------------------------------------------------------------------------
Carrollton & Henderson, KY, Kentucky Trust, "B", FSA, 4.2%, 2005                                          1,000           1,011,390
-----------------------------------------------------------------------------------------------------------------------------------
Clallam County, WA, Public Utilities District, FSA, 5%, 2008                                                400             428,540
-----------------------------------------------------------------------------------------------------------------------------------
Clark County, WA, Public Utilities District 1, AMBAC, 5.25%, 2008                                         1,380           1,489,613
-----------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Utilities Systems Rev., FSA, 4%, 2007                                                   480             500,050
-----------------------------------------------------------------------------------------------------------------------------------
Cowlitz County, WA, Public Utilities Distribution Systems, AMBAC, 5.25%, 2008                               500             544,620
-----------------------------------------------------------------------------------------------------------------------------------
Dalton, GA, Utilities Rev., FSA, 6%, 2012                                                                   500             575,025
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                                                          500             541,985
-----------------------------------------------------------------------------------------------------------------------------------
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011                                                  500             546,810
-----------------------------------------------------------------------------------------------------------------------------------
Long Island Power Authority, NY, Electric Systems Rev., "A", 5%, 2009                                     1,100           1,173,766
-----------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "A", MBIA, 5%, 2011                                               500             545,535
-----------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "F", FSA, 5.5%, 2008                                              600             656,802
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011                          210             217,837
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Public Power Agency Rev.(Belle River), "A", MBIA, 5.25%, 2008                                      500             540,560
-----------------------------------------------------------------------------------------------------------------------------------
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                                                      1,000           1,106,350
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska Public Power District Rev., "B", AMBAC, 4%, 2007                                                   695             721,354
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (Catawba), "A", MBIA, 5.5%, 2013                                      500             539,850
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (Catawba), MBIA, 5.25%, 2007                                          500             534,110
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, "A", 5.5%, 2010                                                      750             807,795
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 4%, 2006                                                           1,000           1,033,300
-----------------------------------------------------------------------------------------------------------------------------------
Salt River, AZ, Agricultural Improvement (Salt River), "A", 5%, 2011 - 2012                               1,100           1,198,618
-----------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Electric & Gas Rev., 5.8%, 2006                                                            660             684,697
-----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., FSA, 5.25%, 2007                                               1,000           1,070,220
-----------------------------------------------------------------------------------------------------------------------------------
Snohomish County, WA, Public Utility 1, "B", FSA, 5.25%, 2008                                             1,000           1,092,310
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008                                               500             529,275
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "D", 5%, 2007                                                      500             531,080
-----------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (San Juan), "A", FSA, 5.375%, 2012                               595             660,742
-----------------------------------------------------------------------------------------------------------------------------------
State of California, Department Water Resources, Power Supply Rev., "A", 5.5%, 2010                         600             662,460
-----------------------------------------------------------------------------------------------------------------------------------
State of California, Department Water Resources, Power Supply Rev., "A", FSA, 5.25%, 2011                 1,000           1,106,780
-----------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                                                     500             556,015
-----------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., AMBAC, 6%, 2006                                                        1,125           1,188,293
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $23,561,173
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - OTHER - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Brownsville, TX, Utility Systems Rev., AMBAC, 6.25%, 2011                                                $1,000          $1,165,650
-----------------------------------------------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, Sales Tax & Utility System Rev., AMBAC, 4.5%, 2008                      500             532,395
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,698,045
-----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 7.7%
-----------------------------------------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev.Guaranteed, AMBAC, 5%, 2011                                                       $925          $1,010,785
-----------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Utility Rev., FGIC, 5.25%, 2010                                                       1,000           1,099,960
-----------------------------------------------------------------------------------------------------------------------------------
Columbus, IN, Waterworks Rev., MBIA, 3.5%, 2005                                                             500             505,795
-----------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev., Cauley Creek Water Facilities, "A",
AMBAC, 4.4%, 2008                                                                                           490             514,740
-----------------------------------------------------------------------------------------------------------------------------------
Glendale, AZ, Water & Sewer Rev., AMBAC, 5%, 2014                                                           725             784,733
-----------------------------------------------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater Treatment Facilities, "A", FGIC, 5.5%, 2011                                 400             446,580
-----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Utilities Systems Rev., 5.25%, 2014                                                          1,485           1,642,232
-----------------------------------------------------------------------------------------------------------------------------------
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                                                              750             826,830
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, Water & Sewer Rev., FGIC, 6.5%, 2010              1,000           1,152,820
-----------------------------------------------------------------------------------------------------------------------------------
Myrtle Beach, SC, Water & Sewer Rev., FGIC, 5%, 2008                                                      1,150           1,239,942
-----------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Combined Sewer Districts, "G", MBIA, 5.35%, 2009                                       1,000           1,091,530
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, "93", MBIA, 5.5%, 2007                                              1,105           1,198,582
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                                                     595             656,356
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007                                                      500             528,305
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 5.25%, 2009                                                     255             280,556
-----------------------------------------------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., "A", FSA, 5%, 2010                                                     750             815,213
-----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Water Systems Rev., "B", 5%, 2008                                                              475             511,960
-----------------------------------------------------------------------------------------------------------------------------------
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                                                          690             761,070
-----------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Waterworks Rev., Junior Lien, FSA, 5%, 2007                                                500             535,710
-----------------------------------------------------------------------------------------------------------------------------------
State of Kansas, Developement Finance Authority Rev., Water Pollution Control Revolving
Fund, 5%, 2008                                                                                              500             539,720
-----------------------------------------------------------------------------------------------------------------------------------
Tarrant Regional Water District, Texas Water, FSA, 4%, 2007                                                 500             519,600
-----------------------------------------------------------------------------------------------------------------------------------
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011                                                1,000           1,126,390
-----------------------------------------------------------------------------------------------------------------------------------
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                                                        500             545,135
-----------------------------------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Joint Water, "B", FSA, 4.75%, 2010                                                       1,260           1,353,983
-----------------------------------------------------------------------------------------------------------------------------------
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                                                         300             327,936
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $20,016,463
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $250,580,388)                                                                  $255,072,350
-----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.(Presbyterian University
Hospital), "A", due 8/04/04                                                                                $100            $100,000
-----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., "A", due 8/02/04                                     400             400,000
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities, Authority Rev.(University of Chicago Hospital), due 8/02/04                     100             100,000
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Central Artery, "A", due 8/02/04                                                              100             100,000
-----------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, due 8/04/04                                                   100             100,000
-----------------------------------------------------------------------------------------------------------------------------------
South Central, CT, Regional Water Authority, Water Systems Rev., "B", due 8/04/04                         2,650           2,650,000
-----------------------------------------------------------------------------------------------------------------------------------
State of California, Department of Water Resources, Power Supply Rev., "C-2", due 8/04/04                 1,600           1,600,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $5,050,000)                                                           $5,050,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $255,630,388)                                                                      $260,122,350
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                                     1,207,187
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $261,329,537
-----------------------------------------------------------------------------------------------------------------------------------
++++ Refunded bond

The following abbreviations for insurers are used in the Portfolio of Investments and are defined:

Insurers
-----------------------------------------------------------------------------------------------------------------------------------
AMBAC = AMBAC Indemnity Corp.
ASST GTY = Asset Guaranty Insurance Co.
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance Inc.
GNMA = Government National Mortgage Assn.
MBIA = Municipal Bond Investors Corp.
PSF = Permanent School Fund
Q-SBLF = Qualified School Board Loan Fund
XLCA = XL Capital Insurance Co.

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                   $255,626,293
                                 ------------
Gross unrealized appreciation      $4,974,909
                                 ------------
Gross unrealized depreciation        (478,852)
                                 ------------
Net unrealized appreciation        $4,496,057
                                 ------------

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates.These financial instruments include swap agreements.The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

SWAP AGREEMENTS
---------------

INTEREST RATE SWAPS
-------------------

                                                             CASH FLOWS                    CASH FLOWS                UNREALIZED
                               NOTIONAL PRINCIPAL               PAID                        RECEIVED                APPRECIATION
EXPIRATION                     AMOUNT OF CONTRACT            BY THE FUND                   BY THE FUND              (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
11/17/09               USD       10,000,000                 Fixed - 3.562%        Floating - 7 Day BMA Swap Index     $(119,529)
12/15/09               USD        5,000,000                 Fixed - 3.348%        Floating - 7 Day BMA Swap Index        (6,578)
8/25/14                USD       10,000,000                 Fixed - 3.629%        Floating - 7 Day BMA Swap Index       117,273
11/9/14                USD        5,000,000                 Fixed - 4.204%        Floating - 7 Day BMA Swap Index      (137,160)
6/15/15                USD       10,000,000                 Fixed - 4.306%        Floating - 7 Day BMA Swap Index      (189,551)
                                                                                                                      -------------
                                                                                                                      $(335,545)
                                                                                                                      =============




(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors,Inc.,500 Boylston Street,Boston,MA 02116.

MFS(R) Mutual Fund
QUARTERLY PORTFOLIO 7/31/04

MFS(R) INFLATION-ADJUSTED
BOND FUND

[graphic omitted]

                                                           [logo] M F S(R)
                                                         INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004          MFS(R)INFLATION-ADJUSTED BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PAR AMOUNT
ISSUER                                                                                          (000 OMITTED)               $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 94.6%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Protected Obligations - 94.6%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2025                                                                        $135              $135,011
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.625%, 2028                                                                         159               192,573
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                                                          51                54,991
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                                                         158               176,568
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010                                                                          161               184,551
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2011                                                                           167               186,558
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                             251               273,028
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                             322               323,085
-----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,522,196)                                                                                $1,526,365
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligation - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 8/02/04, at Amortized Cost                                            $64               $63,998
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligation - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, due 8/02/04, at Amortized Cost                                                               $20               $19,999
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,606,193)                                                                          $1,610,362
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets,  Less Liabilities - 0.2%                                                                                        3,486
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                      $1,613,848
-----------------------------------------------------------------------------------------------------------------------------------

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATE BY REFERENCE.

--------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
--------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                          $1,613,725
                                        ----------
Gross unrealized depreciation              $(9,020)
                                        ----------
Gross unrealized appreciation                5,657
                                        ----------
Net unrealized depreciation                $(3,363)
                                        ----------


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors,Inc., 500 Boylston Street,Boston,MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) BOND FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004                MFS(R)BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PAR AMOUNT
ISSUER                                                                                           (000 OMITTED)              $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 96.8%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 83.1%
-----------------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8%, 2008                                                                       $5,140            $5,776,255
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                                      2,920             3,270,400
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.125%, 2009                                                                        4,134             4,537,065
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,583,720
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                               $6,654            $7,155,632
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                               $1,097            $1,020,278
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                                                7,661             7,214,592
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.256%, 2020                                                                2,764             2,693,920
-----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                                                     3,565             3,362,986
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $14,291,776
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 9.2%
-----------------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019**                                                           $1,482                $7,408
-----------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                         4,595             4,892,778
-----------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.0041%, 2029                                                               4,095             4,107,968
-----------------------------------------------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026##                                                             1,123             1,113,078
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                             4,350             4,292,947
-----------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                                                  4,040             3,930,411
-----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                        3,966             4,188,411
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 1.0245%, 2008^^                                                  84,008             3,333,191
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                                     4,362             4,051,777
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                                       7,385             7,878,864
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                       5,200             5,783,786
-----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                               2,285             2,294,682
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                                        4,668             4,945,761
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                 6,525             7,003,833
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                              2,675             2,639,306
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.6239%, 2032                                                            1,390             1,577,034
-----------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                              4,240             4,137,348
-----------------------------------------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                                                              6,770             6,676,709
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8486%, 2025^^                                                            21,257             3,877,198
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                                       3,028             3,275,899
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                                  4,140             3,824,256
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.644%, 2034##                                               3,065             3,214,855
-----------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                               4,670             4,681,650
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.9668%, 2030^^                                     54,453             2,038,836
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                          3,960             4,350,447
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                             6,477             6,829,550
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.6307%, 2030##^^                                                     160,864             4,071,625
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                                                             1,291             1,327,600
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                            5,033             5,376,379
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                             6,146             6,500,267
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8984%, 2031^^                                                        71,229             1,908,024
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49%, 2029                                                           3,484             3,499,222
-----------------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO, Ltd., 7.17%, 2032##                                                             3,795             4,040,335
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $131,671,435
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 6.4%
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A.Holdings Corp., 7.2%, 2009                                                         $4,957            $5,446,420
-----------------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                                    3,235             3,817,300
-----------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 8.625%, 2012                                                                      2,505             2,479,950
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                             8,387             7,976,859
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.875%, 2006                                                                     5,111             5,362,211
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                                    13,095            14,296,362
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                         6,957             7,081,224
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                                          11,730            11,759,067
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                            3,427             3,604,474
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                     14,782            15,453,812
-----------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                                                 4,799             4,994,478
-----------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                                 4,225             4,836,936
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                                      3,418             3,896,520
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $91,005,613
-----------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.8%
-----------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, 4.525% to 2049                                         $4,214            $5,388,075
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                                       8,135             9,273,363
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25%, 2010                                                                            4,636             5,269,310
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625%, 2032                                                                           8,144             8,566,095
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125%, 2011                                                    8,660             9,201,059
-----------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co.LLC, 8.44% to 2008, 4.853% to 2049##                                                    9,752            11,184,549
-----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                                3,595             3,617,591
-----------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2049                                                                      6,325             6,106,965
-----------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 4.542% to 2049##                                                14,027            15,537,483
-----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 5.05% to 2049##                                     8,744            10,650,699
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                            3,896             3,759,149
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                            7,936             8,458,760
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $97,013,098
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875%, 2007                                                                       $5,024            $5,275,200
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                          16,336            19,166,081
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                    3,539             4,477,235
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $28,918,516
-----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                            $8,405            $9,469,989
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                            7,094             7,704,538
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $17,174,527
-----------------------------------------------------------------------------------------------------------------------------------
Building - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                             $6,465            $7,046,850
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp.of America, 8%, 2008                                                            4,685             4,708,425
-----------------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                                    4,195             4,672,337
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $16,427,612
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.,  5%,  2007                                                                           $4,002            $4,145,884
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.,  5.75%,  2008                                                                         3,106             3,274,438
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.,  6.125%,  2011                                                                        3,290             3,503,965
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,924,287
-----------------------------------------------------------------------------------------------------------------------------------
Conglomerates - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.,  8.7%,  2007                                                           $1,244            $1,407,616
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A.,  6.75%,  2011                                                           12,224            13,403,689
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $14,811,305
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.,  6.875%,  2006                                                                          $3,923            $4,195,856
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.,  6.25%,  2010                                                                            4,595             4,951,145
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,147,001
-----------------------------------------------------------------------------------------------------------------------------------
Containers - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container,  Inc.,  8.25%,  2013                                                   $3,230            $3,383,425
-----------------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Litton Industries,  Inc.,  8%,  2009                                                                   $8,035            $9,259,213
-----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.,  8.3%,  2010                                                                              5,650             6,665,068
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $15,924,281
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.,  8.125%,  2011##                                                              $4,115            $4,495,638
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.,  7.5%,  2014##                                                                 1,535             1,611,750
-----------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp.,  8%,  2008                                                                            4,920             5,325,900
-----------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.,  6.95%,  2024                                                                         8,628             8,757,860
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.,  7.65%,  2006                                                               4,555             4,868,903
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy,  Inc.,  7.625%,  2005                                                                     3,772             3,924,845
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy,  Inc.,  7.25%,  2011                                                                      7,186             7,945,740
-----------------------------------------------------------------------------------------------------------------------------------
XTO Energy,  Inc.,  6.25%,  2013                                                                        2,789             2,951,540
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $39,882,176
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.,  7.3%,  2031                                                                       $5,041            $5,223,217
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
News America Holdings,  7.75%,  2024                                                                   $6,693            $7,620,195
-----------------------------------------------------------------------------------------------------------------------------------
News America Holdings,  8.5%,  2025                                                                     5,388             6,667,677
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner,  Inc.,  9.125%,  2013                                                                      6,649             8,175,737
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.,  6.75%,  2006                                                                          3,726             3,943,710
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.,  6.375%,  2012                                                                         4,962             5,355,442
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $31,762,761
-----------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Bank,  8.25%,  2005                                                                        $2,953            $3,087,654
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Bank,  4.25%,  2008                                                                         3,474             3,441,674
-----------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp.,  6.75%,  2011                                                                  2,384             2,626,250
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.,  4%,  2009                                                                                   5,865             5,798,462
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $14,954,040
-----------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Nabisco,  Inc.,  6.375%,  2035                                                                         $2,270            $2,306,906
-----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods,  Inc.,  8.25%,  2011                                                                       7,725             8,947,937
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $11,254,843
-----------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                        $12,139           $12,117,672
-----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                                                             $6,189            $6,657,272
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                            4,102             4,532,710
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                                  4,190             4,546,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $15,736,132
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                                                $4,623            $5,094,259
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                                 $3,670            $3,655,540
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                              4,145             4,207,096
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 7.25%, 2012                                                                               2,351             2,660,417
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,523,053
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                                        $4,675            $4,927,212
-----------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                           2,595             2,919,375
-----------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                            4,801             5,118,490
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,965,077
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                                 $5,802            $6,684,182
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                                 5,897             6,530,432
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,214,614
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                        $5,363            $6,414,754
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 6.4%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2033                                                                           $15,147           $15,761,286
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2033                                                                          18,437            18,704,507
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                                 16,347            16,109,293
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                                                           7,230             7,741,199
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                                                                 17,210            17,982,217
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                                                   12,191            11,922,479
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2023 - 2028                                                                             141               151,988
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                                                  3,552             3,722,178
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $92,095,147
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                       $6,995            $8,081,596
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.875%, 2033                                                          $4,201            $3,982,808
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                            6,187             6,672,246
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                                         3,345             3,626,967
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $14,282,021
-----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                                                            $4,215            $4,562,738
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                             7,872             8,023,520
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,586,258
-----------------------------------------------------------------------------------------------------------------------------------
Oils - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 7.5%, 2032                                                                        $5,791            $6,537,726
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth, 6.5%, 2034                                                                                      $4,213            $4,022,117
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                         $6,400            $6,696,000
-----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.5%, 2008                                                                      4,515             4,897,380
-----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                                      5,386             5,771,212
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $17,364,592
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                                $3,410            $3,838,156
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                        4,235             4,774,963
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,613,119
-----------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.39%, 2004                                                                       $5,585            $5,636,661
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.625%, 2005                                                                         $6,569            $6,713,925
-----------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                                          4,920             5,313,743
-----------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                            4,476             4,868,635
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                                   6,890             7,403,091
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35%, 2012                                                                    4,283             4,553,000
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                                      6,252             6,542,555
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $35,394,949
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                        $5,642            $6,861,304
-----------------------------------------------------------------------------------------------------------------------------------
Retailers - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                          $2,920            $2,985,700
-----------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                      4,765             5,301,063
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 8.8%, 2008                                                                                   5,050             6,135,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $14,422,513
-----------------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 12%, 2006                                                       $2,330               $34,950
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                                  5,052             5,613,631
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,648,581
-----------------------------------------------------------------------------------------------------------------------------------
Supranational - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                            $2,747            $3,010,286
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                                  $6,290            $4,670,325
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375%, 2009                                                               4,240             4,526,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,196,525
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                               $1,009            $1,078,368
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                                   2,373             2,326,966
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                                      9,597             9,550,762
-----------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                                    3,188             3,365,275
-----------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                                     2,346             2,539,822
-----------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                                    8,135             8,827,777
-----------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                                    3,020             3,232,816
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $30,921,786
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                           $5,021            $5,182,952
-----------------------------------------------------------------------------------------------------------------------------------
R.J.Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                                        7,722             7,490,340
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,673,292
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                               $5,930            $7,581,351
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.125%, 2005                                                                              $10,321           $10,597,448
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                                   15,405            16,626,632
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                                 2,542             2,574,980
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                               11,413            12,437,134
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                              8,232             8,135,794
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                              6,641             6,304,245
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $56,676,233
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 5.2%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                                      $3,151            $4,580,766
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031###                                                                    6,462             6,618,503
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                                                       6,072             6,508,088
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                                      38,423            39,797,813
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                           4,473             4,860,815
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                       10,574            10,800,759
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $73,166,744
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.4%
-----------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                                  $9,424           $10,772,961
-----------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                                 7,171             7,296,493
-----------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                             8,425             9,231,070
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co.LLC, 6.95%, 2011                                                                   7,785             8,597,318
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                          5,158             5,455,787
-----------------------------------------------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                                                          925             1,055,743
-----------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                                                                4,074             4,097,446
-----------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                                    4,553             5,273,080
-----------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                                        2,587             2,785,709
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                                                 9,828             9,467,853
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7%, 2031                                                                         6,729             7,018,239
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                                   4,393             4,634,615
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                                                             2,502             2,850,171
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                            1,718             2,130,116
-----------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                           4,319             4,248,298
-----------------------------------------------------------------------------------------------------------------------------------
Toledo Edison Co., 7.875%, 2004                                                                         8,709             8,709,000
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                                                 4,550             4,794,603
-----------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp, , 8.09%, 2017                                                                         6,302             6,998,856
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $105,417,358
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                                     $5,793            $6,081,908
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Bonds                                                                                                      $1,186,846,893
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 13.7%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co.Ltd., 9.75%, 2012 (Food & Non-Alcoholic Beverages)                                   $5,455            $5,686,838
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (Asset Backed & Securitized)##               $5,180            $5,037,550
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2008 (Forest & Paper Products)                                      $4,281            $4,334,513
-----------------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011 (Energy - Independent)                                           2,572             2,768,015
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014 (Energy - Independent)                                        5,094             5,254,767
-----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011 (Telecommunications - Wireline)                                                   6,734             7,690,322
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $20,047,617
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (Metals & Mining)##                              $2,308            $2,481,686
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009 (International Market Sovereign)                                      DKK 26,148            $4,676,922
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013 (International Market Sovereign)                                  EUR 3,539            $4,636,073
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011 (Containers)                                                  $4,995            $5,469,525
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.5%, 2010 (Telecommunications - Wireline)                $8,439            $9,953,438
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030 (Telecommunications - Wireline)                7,624             9,470,655
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $19,424,093
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013 (International Market Sovereign)                                      EUR 3,615            $4,620,643
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.P.A, 5.625%, 2007 (Telecommunications - Wireline)                                  EUR 3,282            $4,157,502
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (Banks & Credit Companies)##                                 $5,310            $5,297,437
-----------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013 (Banks & Credit Companies)                                           3,358             3,607,180
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,904,617
-----------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014 (Banks & Credit Companies)##                                          $3,542            $3,300,220
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications - Wireline)##                                   $8,377            $8,228,015
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015 (Emerging Market Agencies)                                      $1,560            $1,782,128
-----------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022 (Emerging Market Agencies)##                                        2,800             3,155,816
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,937,944
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks & Credit Companies)##                                $6,664            $7,280,420
-----------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014 (Banks & Credit Companies)##                               4,158             4,085,235
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009 (Emerging Market Agencies)                                              3,502             3,983,525
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 10.61%, 2017 (Emerging Market Agencies)                                             1,500             1,985,595
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022 (Emerging Market Agencies)                             1,783             1,925,640
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market Sovereign)                                               160               171,200
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033 (Emerging Market Sovereign)                                           5,967             5,958,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $25,389,665
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica (Europe) B.V., 8.25%, 2030 (Telecommunications - Wireline)                                  $4,130            $5,126,846
-----------------------------------------------------------------------------------------------------------------------------------
Panama - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029 (Emerging Market Sovereign)                                    $4,445            $4,875,915
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Oils)##                                                                $1,550            $1,526,750
-----------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Oils)##                                                                      1,640             1,714,825
-----------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (Telecommunications - Wireless)##                                  3,758             3,908,320
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011 (Emerging Market Sovereign)                                                  830               626,858
-----------------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009 (Energy - Integrated)                                                    2,122             2,164,440
-----------------------------------------------------------------------------------------------------------------------------------
VimpelCom, 10%, 2009 (Telecommunications - Wireless)##                                                  3,766             3,775,415
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,716,608
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014 (Emerging Market Agencies)##                                 $3,528            $3,433,764
-----------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                                                    4,715             4,697,319
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,131,083
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 4.7% to 2049 (Banks & Credit Companies)##                           $10,798           $12,914,764
-----------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 8.2%, 2009 (Advertising & Broadcasting)                             8,277             9,577,391
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071%, 2049 (Banks & Credit Companies)##                                      7,199             7,346,140
-----------------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, 2.32%, 2040 (Asset Backed & Securitized)                                            771               771,361
-----------------------------------------------------------------------------------------------------------------------------------
SABMiller PLC, 6.625%, 2033 (Alcoholic Beverages)##                                                     6,785             7,208,981
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $37,818,637
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                    $196,667,999
-----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,344,818,939)                                                                        $1,383,514,892
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 1.36%, dated 07/30/2004, due 08/02/2004,
total to be received $30,833,494 (secured by various U.S.Treasury
and Federal Agency obligations in a jointly traded account), at Cost                                  $30,830           $30,830,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,375,648,939)                                                                  $1,414,344,892
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 1.0%                                                                                   14,283,279
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $1,428,628,171
-----------------------------------------------------------------------------------------------------------------------------------

 ^^ Interest only security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
 ** Non-income producing security -- in default.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.A list of abbreviations is shown below

DKK = Danish Krone
EUR = Euro

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                          $1,385,208,879
                                        --------------
Gross unrealized appreciation              $44,371,833
                                        --------------
Gross unrealized depreciation              (15,235,820)
                                        --------------
Net unrealized appreciation                $29,136,013
                                        --------------

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS
-----------------

                                                                                                              Unrealized
Description                            Expiration                Contracts           Position                Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds                   September 2004                293                Short                  ($552,870)

At July 31, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.



(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) LIMITED MATURITY FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004                 MFS(R)LIMITED MATURITY FUND
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 PAR AMOUNT
ISSUER                                                                                         (000 OMITTED)               $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
BONDS - 98.6%
----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 85.2%
----------------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                                                     $4,320             $4,362,924
----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                                                     $3,385             $3,596,552
----------------------------------------------------------------------------------------------------------------------------------
Agency - Other - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.25%, 2006                                                                               $6,500             $6,757,400
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                                                                $1,326             $1,280,903
----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                                                     684                645,154
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $1,926,057
----------------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                                                    $6,550             $6,561,947
----------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 20.6%
----------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                                $2,061             $2,100,968
----------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                                       875                866,866
----------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.027%, 2033                                                    5,000              5,001,695
----------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 1.825%, 2034                                                    3,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                                                   4,270              4,255,308
----------------------------------------------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 1.78%, 2008##                                                   3,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                                                         606                609,819
----------------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, 1.63%, 2006                                                                      1,839              1,840,613
----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                             1,607              1,599,106
----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                                                645                647,656
----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                               411                412,985
----------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                           4,017              4,104,420
----------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                           4,500              4,440,979
----------------------------------------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, 3.15%, 2008                                                        3,148              3,165,309
----------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                                               1,959              2,097,571
----------------------------------------------------------------------------------------------------------------------------------
Circuit City Credit Card Master Trust, 1.81%, 2011                                                    2,530              2,539,883
----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2040                                                      3,375              3,564,268
----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2006                                                        203                206,425
----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 0.9031%, 2032^^##                                                   34,645              1,840,463
----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 1.7%, 2011                                                                2,069              2,072,608
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.78%, 2009                                                      2,240              2,426,300
----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                                       28,200                162,466
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                               4,840              5,195,180
----------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77%, 2008##                                                           3,149              3,089,956
----------------------------------------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                                                            4,780              4,714,132
----------------------------------------------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436%, 2007##                                                    3,950              3,940,125
----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                                    2,148              2,269,776
----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                                    3,610              3,882,091
----------------------------------------------------------------------------------------------------------------------------------
Fleet Credit Card Master Trust, 1.6%, 2007                                                            1,305              1,305,536
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                                                             3,588              3,582,586
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                                  1,105              1,132,937
----------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                               4,400              4,413,182
----------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, 1.87%, 2012                                                         1,365              1,367,461
-----------------------------------------------------------------------------------------------------------------------------------
Household Private Label Credit Card, 1.83%, 2008                                                      3,250              3,249,426
----------------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                                                          5,670              5,689,622
----------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                                                              1,389              1,395,790
----------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 2.33%, 2007                                                             2,025              2,025,240
----------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                               500                501,247
----------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 1.77%, 2033                                                                          3,812              3,819,652
----------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 1.84%, 2034                                                                          3,800              3,800,000
----------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 1.93%, 2034                                                                          4,000              4,000,000
----------------------------------------------------------------------------------------------------------------------------------
Interstar Millennium Trust, 1.72%, 2036                                                               3,680              3,678,797
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.533%, 2030                                             852                878,961
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                           4,785              5,149,033
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031                                             933                972,629
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                                        3,600              3,880,787
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.5414%, 2035^^                                   78,334              1,868,862
----------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                                                       3,367              3,292,295
----------------------------------------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                                                99                 98,853
----------------------------------------------------------------------------------------------------------------------------------
Medallion Trust, 1.82%, 2031                                                                            499                499,445
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 5.65%, 2030                                                     378                380,051
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                                   3,402              3,624,901
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.8657%, 2030                                                 2,180              2,357,758
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                                                             329                338,671
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                                                           2,000              2,153,651
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.9509%, 2031^^##                                                    38,631              1,414,084
----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8984%, 2031^^                                                      34,296                918,704
----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                          4,885              5,246,225
----------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.6391%, 2030^^                                                           39,231                959,204
----------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                                               2,350              2,545,008
----------------------------------------------------------------------------------------------------------------------------------
Novastar Home Equity Loan, 1.74%, 2034                                                                4,015              4,015,000
----------------------------------------------------------------------------------------------------------------------------------
PSEG Transition Funding LLC, 5.74%, 2007                                                              1,008              1,022,204
----------------------------------------------------------------------------------------------------------------------------------
Providian Gateway Master Trust, 1.68%, 2010##                                                         4,250              4,256,641
----------------------------------------------------------------------------------------------------------------------------------
Providian Home Equity Loan Trust, 1.74%, 2025                                                           122                122,672
----------------------------------------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, 1.83%, 2008##                                                      3,976              3,976,271
----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.18%, 2027                                                         4,600              4,530,591
----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49%, 2029                                                         1,800              1,807,865
----------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.159%, 2009                                                                    355                358,377
----------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                                                 4,000              3,980,560
----------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                                                   4,270              4,203,260
----------------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO, Ltd., 7.17%, 2032##                                                           3,752              3,993,615
----------------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 1.79%, 2043                                                      3,686              3,697,091
----------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                                                               670                666,714
----------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 1.7231%, 2009                                                           2,450              2,452,310
----------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                             4,494              4,518,488
----------------------------------------------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17%, 2014                                                        386                387,904
----------------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                                      3,919              3,921,818
----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.112%, 2033                                                                   482                481,395
----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.177%, 2033                                                                 2,750              2,744,882
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $200,725,224
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.4%
----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 7.4%, 2005                                                       $5,300            $5,425,292
----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.4%, 2006                                                        2,050             2,159,673
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                     10,400            10,583,820
----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 4.5%, 2006                                                            2,350             2,382,862
----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                                          9,650             9,673,913
----------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                                                2,450             2,549,796
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $32,775,356
----------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 5.9%
----------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 1.49%, 2005                                                       $6,590            $6,594,455
----------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                                         8,000             7,646,112
----------------------------------------------------------------------------------------------------------------------------------
Commercial Credit Co., 6.25%, 2008                                                                     2,500             2,699,173
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.875%, 2006                                                   5,425             5,702,472
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                                   1,250             1,278,493
----------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 4.853% to 2049                                                    4,324             4,959,187
----------------------------------------------------------------------------------------------------------------------------------
NationsBank Corp., 7.5%, 2006                                                                          3,920             4,249,409
----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                                                              4,210             4,444,202
----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                                                              3,000             2,951,169
----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                                                                3,300             3,311,352
----------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 4.542% to 2049                                                  7,367             8,160,308
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2028                                                                             2,770             2,963,063
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                                                          2,573             2,685,489
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $57,644,884
----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 8.375%, 2007                                                      $4,818            $5,386,861
----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.5%, 2004                                                                   4,933             4,941,135
----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875%, 2008                                                                 1,500             1,470,302
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $11,798,298
----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.5%
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 7.625%, 2005                                                               $4,035            $4,239,845
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 3.875%, 2009                                                                4,100             4,025,040
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 11.625%, 2005                                                          3,420             3,652,351
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 4%, 2008                                                               2,425             2,431,021
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 2.47%, 2006                                                                 2,920             2,919,115
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.8%, 2007                                                                 5,385             5,696,888
----------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc., 5.875%, 2006                                                      1,300             1,362,469
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $24,326,729
----------------------------------------------------------------------------------------------------------------------------------
Building - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Masco Corp., 6.75%, 2006                                                                              $3,475            $3,680,261
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                                                       $6,905            $7,209,559
----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                                             1,660             1,719,682
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $8,929,241
----------------------------------------------------------------------------------------------------------------------------------
Conglomerates - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5%, 2007                                                              $8,239            $8,576,700
----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5%, 2008                                                             3,125             3,090,731
----------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                                                              3,321             3,473,789
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $15,141,220
----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                           $2,700            $2,887,793
----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                                               750               804,690
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $3,692,483
----------------------------------------------------------------------------------------------------------------------------------
Containers - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                                                                   $2,640            $2,791,890
----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                                      $2,600            $2,705,355
----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                       1,155             1,171,282
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $3,876,637
----------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                                                        $5,250            $5,460,872
----------------------------------------------------------------------------------------------------------------------------------
Conoco Funding Co., 5.45%, 2006                                                                        3,240             3,396,055
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $8,856,927
----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 2.9%
----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.02%, 2006                                                                      $4,500            $4,568,265
----------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.625%, 2008                                                                       4,524             4,906,364
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., 7.25%, 2008                                                        3,100             3,421,191
----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 7.975%, 2004                                                                        3,970             3,976,832
----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625%, 2005                                                                        4,945             5,055,358
----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., 7.75%, 2005                                                                              2,560             2,673,324
----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                           3,970             4,201,967
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $28,803,301
----------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 2.4%
----------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                                                         $1,800            $1,882,078
----------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                          3,091             3,062,238
----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2006 - 2007                                                        3,810             3,974,761
----------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 4.75%, 2009                                                                  11,800            11,962,934
----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                                    2,275             2,249,190
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $23,131,201
----------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 5.125%, 2007                                                                     $3,375            $3,512,771
----------------------------------------------------------------------------------------------------------------------------------
Kellogg Co., 6%, 2006                                                                                  2,430             2,549,840
----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                                                            3,600             3,571,272
----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.625%, 2004                                                                        3,211             3,227,572
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $12,861,455
----------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Westvaco Corp., 6.85%, 2004                                                                           $3,600            $3,641,314
----------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.5%, 2005                                                                           1,632             1,663,059
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $5,304,373
----------------------------------------------------------------------------------------------------------------------------------
Industrial - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                                                         $3,090            $3,189,619
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.2%
----------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc, 7.6%, 2005##                                                                       $400              $417,587
----------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.85%, 2006##                                                                    2,615             2,729,793
----------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.1%, 2007##                                                                     2,305             2,391,283
----------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                                                             2,500             2,502,788
----------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009##                                                           4,530             4,414,911
----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 3.911%, 2005                                                                            2,125             2,152,483
----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.75%, 2008                                                                2,700             2,684,966
----------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                                                3,380             3,724,550
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $21,018,361
----------------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                                                   $1,750            $1,798,956
----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                                               5,040             5,080,975
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $6,879,931
----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                                       $4,225            $4,452,935
----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                                                      $4,565            $4,824,424
----------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                                                               $4,100            $4,252,016
----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 8.6%
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                                 5,023             4,950,320
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                                                   9,587             9,671,335
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2017                                                                         16,208            16,630,129
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                                                   5,855             6,117,272
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                                                 2,037             2,154,708
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                                                                2,308             2,350,578
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                                                     613               649,776
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                                                               1,507             1,589,917
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2015                                                                                   331               353,159
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                                  5,100             5,039,669
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2023                                                                          18,189            18,621,932
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2019                                                                        10,553            10,794,155
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                                                  1,820             1,902,609
----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                                                                 922               942,713
----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7%, 2009 - 2010                                                                                8                 8,381
----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2007 - 2011                                                                            975             1,041,716
----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2006 - 2009                                                                            449               485,885
----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 12.5%, 2011                                                                                   70                79,312
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $83,383,566
----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                                                         $4,380            $4,567,981
----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 3.12%, 2005                                                                          $3,900            $3,937,557
----------------------------------------------------------------------------------------------------------------------------------
Oils - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125%, 2007                                                                     $2,365            $2,511,897
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Wyeth, 4.375%, 2008                                                                                   $6,650            $6,636,773
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2004 - 2006                                                               $3,800            $3,946,480
----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                                                             $3,713            $3,918,485
----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.9%
----------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                                        $3,445            $3,720,700
----------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                           2,298             2,499,581
----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6.73%, 2005                                                                          855               886,871
----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5%, 2006                                                                         2,900             3,179,447
----------------------------------------------------------------------------------------------------------------------------------
Rouse Co., 3.625%, 2009                                                                                1,535             1,470,284
----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 7.125%, 2009                                                                  1,900             2,101,248
----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                                     4,800             5,023,075
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $18,881,206
----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Golden Funding Corp., 1.6788%, 2005##                                                                 $2,500            $2,510,533
----------------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                                $3,110            $3,455,739
----------------------------------------------------------------------------------------------------------------------------------
Supranational - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.75%, 2005                                                            $1,644            $1,684,479
----------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 8.875%, 2005                                                              865               905,082
----------------------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development, 4.77%, 2005                                       3,750             3,801,525
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $6,391,086
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                             $2,162            $2,303,760
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5%, 2006                                                               $3,256            $3,478,867
----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                                                      6,200             6,344,200
----------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                                   4,020             4,243,540
----------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                                    2,850             3,085,461
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $17,152,068
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625%, 2008                                                                      $2,850            $2,883,812
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 5.2%
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2004                                                                               $13,650           $13,673,956
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                                                   13,305            13,180,000
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                                                  8,260             8,624,861
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.25%, 2006                                                                               8,500             8,819,422
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                                                              4,100             4,267,551
----------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6%, 2021                                                           1,861             1,898,560
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $50,464,350
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.1%
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2006                                                                     $2,750            $2,732,384
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                                      4,000             4,298,436
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007###                                                                  21,500            23,348,506
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $30,379,326
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.8%
----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                                                         $5,531            $5,900,532
----------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45%, 2006                                                                            3,250             3,415,399
----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 2.8%, 2005                                                                   4,000             4,010,196
----------------------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25%, 2006                                                                   4,320             4,343,738
----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                                                         3,285              3,418,752
----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                                                         4,140              4,199,032
----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                           1,076              1,039,612
----------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                                                              5,173              5,202,771
----------------------------------------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625%, 2005                                                                  1,147              1,213,380
----------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                                                 3,826              3,976,427
----------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                                   648                683,640
----------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.875%, 2006                                                                          3,225              3,414,011
----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                                                2,585              2,515,637
----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                                                    4,010              4,234,115
----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 6.125%, 2008                                                                      2,641              2,796,874
----------------------------------------------------------------------------------------------------------------------------------
Toledo Edison Co., 7.875%, 2004                                                                       2,800              2,800,000
----------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                                                           1,250              1,304,813
----------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                             4,100              4,012,633
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875%, 2006                                                                  7,694              8,043,546
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $66,525,108
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Keyspan Corp., 6.15%, 2006                                                                           $3,700             $3,897,058
----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                                    4,569              4,796,865
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $8,693,923
----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Bonds                                                                                                       $830,705,296
----------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 13.4%
----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, 1.8013%, 2029 (Asset Backed & Securitized)           $2,690             $2,690,068
----------------------------------------------------------------------------------------------------------------------------------
Austria - 0%
----------------------------------------------------------------------------------------------------------------------------------
Oesterreichische Kontrollbank AG, 5.5%, 2006 (International Market Agencies)                           $220               $228,993
----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (Asset Backed & Securitized)##             $2,050             $1,993,625
----------------------------------------------------------------------------------------------------------------------------------
Canada - 2.5%
----------------------------------------------------------------------------------------------------------------------------------
Province of British Columbia, 4.625%, 2006 (International Market Agencies)                           $1,500             $1,543,589
----------------------------------------------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006 (International Market Agencies)                                     5,020              5,161,208
----------------------------------------------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5%, 2007 (International Market Agencies)                                 4,820              4,821,711
----------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 7%, 2005 (International Market Agencies)                                           800                837,841
----------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 6%, 2006 (International Market Agencies)                                         7,350              7,703,359
----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007 (Telecommunications - Wireline)                                               4,275              4,666,291
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $24,733,999
----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.5%, 2009 (Utilities - Electric Power)                       $2,325             $2,573,682
----------------------------------------------------------------------------------------------------------------------------------
El Salvador - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006 (Emerging Market Sovereign)                                      $2,600             $2,840,500
----------------------------------------------------------------------------------------------------------------------------------
France - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 8.2%, 2006 (Telecommunications - Wireline)                                      $5,141             $5,499,461
----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.8%
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.25%, 2005 (Telecommunications - Wireline)             $4,315             $4,524,303
----------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5%, 2005 (International Market Agencies)                           7,200              7,202,455
----------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005 (International Market Agencies)                            225                228,277
----------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006 (International Market Agencies)                         4,580              4,545,293
----------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 3.25%, 2007 (International Market Agencies)                          6,400              6,383,603
----------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.75%, 2007 (International Market Agencies)                          2,000              2,085,832
----------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007 (International Market Agencies)                            1,000              1,040,094
----------------------------------------------------------------------------------------------------------------------------------
Landwirtschaftliche Rentenbank, 4.5%, 2006 (International Market Agencies)                            1,000              1,030,957
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $27,040,814
----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Chalet Finance 1 PLC, 1.85%, 2013 (Asset Backed & Securitized)                                       $4,800             $4,800,730
----------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008 (Banks & Credit Companies)                                               6,100              6,028,142
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $10,828,872
----------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)##                           $2,725             $3,011,125
----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2008 (Telecommunications - Wireline)##                                   $4,100             $4,052,001
----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks & Credit Companies)##                              $2,443             $2,668,978
----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 10.625%, 2005 (International Market Sovereign)                            $2,146             $2,364,546
----------------------------------------------------------------------------------------------------------------------------------
Panama - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007 (Gaming & Lodging)                                                       $2,600             $2,582,325
----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009 (Emerging Market Agencies)##                              $2,300             $2,248,459
----------------------------------------------------------------------------------------------------------------------------------
Korea Development Bank, 4.75%, 2009 (Banks & Credit Companies)                                        2,500              2,497,655
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $4,746,114
----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 4.38% to 2049, 7.5% (Banks & Credit Companies)                             $1,125             $1,212,333
----------------------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 4.38% to 2049, 7.5% (Banks & Credit Companies)##                            1,150              1,239,273
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $2,451,606
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 3.1%
----------------------------------------------------------------------------------------------------------------------------------
Abbey First National, 8.2%, 2004 (Banks & Credit Companies)                                          $4,205             $4,258,307
----------------------------------------------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005 (Telecommunications - Wireline)                                     2,350              2,506,026
----------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (Food & Non-Alcoholic Beverages)##                                4,080              4,026,650
----------------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, 2.32%, 2040 (Asset Backed & Securitized)                                        2,600              2,601,219
----------------------------------------------------------------------------------------------------------------------------------
National Westminster Bancorp, 7.75% to 2007, 3.43% to 2049 (Banks & Credit Companies)                 1,110              1,230,727
----------------------------------------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007 (Asset Backed & Securitized)                                      5,900              5,976,655
----------------------------------------------------------------------------------------------------------------------------------
RMAC, 1.8188%, 2035 (Asset Backed & Securitized)##                                                    3,500              3,510,500
----------------------------------------------------------------------------------------------------------------------------------
RMAC, 1.6688%, 2036 (Asset Backed & Securitized)##                                                    1,260              1,260,000
----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, 8.817%, 2049 (Banks & Credit Companies)                                       4,540              4,735,057
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $30,105,141
----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                   $130,411,850
----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $957,631,585)                                                                           $961,117,146
----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 1.36%, dated 07/30/2004, due 08/02/2004, total to be received
----------------------------------------------------------------------------------------------------------------------------------
$11, 876, 346 (secured by various U.S. Treasury and Federal Agency obligations
----------------------------------------------------------------------------------------------------------------------------------
in a jointly traded account), at Cost                                                               $11,875            $11,875,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $969,506,585)                                                                     $972,992,146
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 0.2%                                                                                   1,562,173
----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                   $974,554,319
----------------------------------------------------------------------------------------------------------------------------------


 ^^ Interest only security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.



SEE ATTACHED SCHEDULES. SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                          $982,418,726
                                        ------------
Gross unrealized depreciation           ($14,966,941)
                                        ------------
Gross unrealized appreciation              5,540,361
                                        ------------
Net unrealized depreciation              ($9,426,580)
                                        ------------

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS
-----------------

                                                                                                                        Unrealized
Description                                        Expiration           Contracts                Position              Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 5 Year Futures             September 2004                 810                   Short              ($1,271,811)

At July 31,2004 the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.



(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) INTERMEDIATE
INVESTMENT GRADE BOND FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

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PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004            MFS(R)INTERMEDIATE INVESTMENT GRADE BOND FUND
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
                                                                                                   PAR AMOUNT
ISSUER                                                                                           (000 OMITTED)              $ VALUE
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
BONDS - 98.7%
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U.S. BONDS - 84.9%
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Advertising & Broadcasting - 0.4%
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Clear Channel Communications, Inc., 4.625%, 2008                                                       $1,030            $1,040,234
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Aerospace - 0.7%
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BAE Systems Holdings, Inc., 6.4%, 2011##                                                               $1,260            $1,354,989
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Northrop Grumman Corp., 7%, 2006                                                                          280               297,499
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                                                                                                                         $1,652,488
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Agency - Other - 0.1%
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SLM Corp., 5.25%, 2006                                                                                   $325              $337,870
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Airlines - 0.2%
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American Airlines Corp., 3.857%, 2010                                                                    $368              $355,806
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Continental Airlines, Inc., 6.545%, 2019                                                                   72                67,575
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                                                                                                                           $423,381
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Alcoholic Beverages - 0.7%
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Miller Brewing Co., 4.25%, 2008##                                                                      $1,700            $1,703,101
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Asset Backed & Securitized - 16.3%
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Aesop Funding II LLC, 2.78%, 2007##                                                                    $1,200            $1,199,143
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AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                                     483               492,641
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AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                                   2,000             2,017,710
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Ameriquest Mortgage Securities, Inc., 3.177%, 2005                                                        850               849,336
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Ameriquest Mortgage Securities, Inc., 3.027%, 2033                                                        750               750,254
------------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                                       1,000               990,704
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                                                     1,500             1,494,839
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 1.78%, 2008##                                                       500               500,000
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CNH Equipment Trust, 4.3%, 2008                                                                             4                 3,998
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CNH Equipment Trust, 1.63%, 2006                                                                            8                 8,360
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CPS Auto Receivables Trust, 3.52%, 2009##                                                                 114               114,734
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CPS Auto Receivables Trust, 2.89%, 2009##                                                                 197               195,809
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CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                                          150               158,925
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Capital One Auto Finance Trust, 4.79%, 2009                                                               295               301,420
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Capital One Auto Finance Trust, 2.47%, 2010                                                               600               592,131
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Capital One Auto Finance Trust, 3.18%, 2010                                                             1,000               988,319
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Caterpillar Financial Asset Trust, 3.15%, 2008                                                            135               136,009
------------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                                                   230               245,727
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Citibank Credit Card Issuance Trust, 6.65%, 2008                                                          500               528,040
------------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2006                                                          154               156,382
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Commercial Mortgage Acceptance Corp., 6.04%, 2030                                                          30                32,006
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Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                       1,070             1,190,125
------------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 0.9031%, 2032##^^                                                      5,611               298,051
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Credit Suisse First Boston Mortgage, 6.78%, 2009                                                          520               563,248
------------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                                            100                   576
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DLJ Commercial Mortgage Corp., 7.95%, 2010                                                              1,000             1,079,217
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Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                   825               885,542
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Drive Auto Receivables Trust, 2.77%, 2008##                                                               400               392,500
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Drivetime Auto Owner Trust, 1.918%, 2008##                                                                700               690,354
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Falcon Auto Dealership LLC, 3.8486%, 2023^^                                                             1,145               208,798
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First Auto Receivables Group Trust, 2.436%, 2007##                                                        650               648,375
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First Union National Bank Commercial Mortgage Trust, 0.9739%, 2043##^^                                  8,450               426,614
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First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                                        468               502,862
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First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                                      1,342             1,418,611
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Freddie Mac, 3.108%, 2035                                                                                 750               748,868
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Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                                        3                 3,151
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Household Automotive Trust, 3.44%, 2009                                                                   400               401,198
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Household Home Equity Loan Trust, 1.87%, 2012                                                              57                56,747
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Hyundai Auto Receivables Trust, 2.8%, 2007##                                                              288               288,604
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IKON Receivables Funding LLC, 3.9%, 2006                                                                   65                65,250
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IKON Receivables Funding LLC, 2.33%, 2007                                                               1,109             1,109,367
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IKON Receivables Funding LLC, 3.27%, 2011                                                                 135               135,337
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IMPAC CMB Trust, 1.84%, 2034                                                                            2,000             2,000,000
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IMPAC CMB Trust, 1.93%, 2034                                                                            1,000             1,000,000
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J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                               630               677,929
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031                                                12                12,883
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2008                                          1,000             1,077,999
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Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                             70                76,902
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Lehman Brothers Commercial Conduit Mortgage Trust, 0.5414%, 2035^^                                      7,616               181,693
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Long Beach Auto Receivables Trust, 2.841%, 2010                                                           796               778,339
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Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                                       458               488,531
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Merrill Lynch Mortgage Investors, Inc., 6.8657%, 2030                                                     170               183,862
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Morgan Stanley Capital I, Inc., 6.48%, 2030                                                               500               538,413
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Morgan Stanley Capital I, Inc., 6.01%, 2030                                                                 2                 2,485
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Morgan Stanley Capital I, Inc., 0.9509%, 2031^^                                                         4,560               166,930
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Mortgage Capital Funding, Inc., 6.663%, 2008                                                              275               296,993
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Mortgage Capital Funding, Inc., 0.8984%, 2031^^                                                         2,383                63,839
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Mortgage Capital Funding, Inc., 6.337%, 2031                                                              600               644,367
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Multi-Family Capital Access One, Inc., 6.65%, 2024                                                        753               829,042
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Nationslink Funding Corp., 6.476%, 2030                                                                   500               541,491
------------------------------------------------------------------------------------------------------------------------------------
Novastar Home Equity Loan, 1.74%, 2034                                                                    740               740,000
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PSEG Transition Funding LLC, 5.74%, 2007                                                                    4                 4,516
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Putnam Structured Product Funding, 1.83%, 2008##                                                          648               648,305
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Residential Asset Mortgage, Inc., 3.18%, 2027                                                           1,500             1,477,367
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Residential Asset Mortgage, Inc., 3.49%, 2029                                                             300               301,311
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SLM Student Loan Trust, 2.99%, 2022##                                                                   1,000               993,170
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SLM Student Loan Trust, 2.25%, 2032##                                                                     500               497,570
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SLM Student Loan Trust, 3.39%, 2033                                                                       650               639,841
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TIAA Retail Estate CDO, Ltd., 7.17%, 2032##                                                               574               611,202
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Thornburg Mortgage Securities Trust, 1.79%, 2043                                                          302               303,040
------------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                                                               1,000               995,096
------------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                                 520               522,833
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Vanderbilt Mortgage & Finance, Inc., 5.17%, 2014                                                            2                 2,440
------------------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                                          319               319,496
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Washington Mutual, Inc., 3.112%, 2033                                                                      64                64,186
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Washington Mutual, Inc., 3.177%, 2033                                                                     450               449,163
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                                                                                                                        $41,001,116
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Automotive - 3.7%
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DaimlerChrysler N.A.Holdings Corp., 7.4%, 2005                                                           $600              $614,184
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A.Holdings Corp., 6.4%, 2006                                                            750               790,124
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Ford Motor Credit Co., 5.8%, 2009                                                                       2,600             2,645,955
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Ford Motor Credit Co., 7.25%, 2011                                                                        125               131,460
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Ford Motor Credit Co., 7%, 2013                                                                           750               763,392
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General Motors Acceptance Corp., 4.5%, 2006                                                               600               608,390
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General Motors Acceptance Corp., 5.625%, 2009                                                           2,500             2,506,195
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General Motors Acceptance Corp., 7.25%, 2011                                                              433               455,424
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General Motors Corp., 7.2%, 2011                                                                          293               306,273
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Lear Corp., 7.96%, 2005                                                                                   450               468,330
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                                                                                                                         $9,289,727
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Banks & Credit Companies - 6.4%
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Bank of America Corp., 7.4%, 2011                                                                      $1,250            $1,424,918
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Bayerische Landesbank Girozentrale, 1.49%, 2005                                                           275               275,186
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Bayerische Landesbank Girozentrale, 6.375%, 2005                                                          400               418,821
------------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                                          2,000             1,911,528
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Citigroup, Inc., 7.25%, 2010                                                                              275               312,567
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Commercial Credit Co., 6.25%, 2008                                                                        750               809,752
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Credit Suisse First Boston (USA), Inc., 5.875%, 2006                                                      535               562,364
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Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                                       43                43,980
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Credit Suisse First Boston (USA), Inc., 6.125%, 2011                                                      160               169,996
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Credit Suisse First Boston (USA), Inc., 6.5%, 2012                                                      1,000             1,085,219
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Natexis AMBS Co.LLC, 8.44% to 2008, 4.853% to 2049##                                                    1,005             1,152,632
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NationsBank Corp., 7.5%, 2006                                                                             125               135,504
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Popular North America, Inc., 6.125%, 2006                                                                 605               638,656
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Popular North America, Inc., 3.875%, 2008                                                                 750               737,792
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Popular North America, Inc., 4.7%, 2009                                                                 1,200             1,204,128
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Socgen Real Estate LLC, 7.64% to 2007, 4.542% to 2049##                                                 1,844             2,042,569
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UniCredito Italiano Capital Trust II, 9.2% to 2010##                                                      717               873,348
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Wachovia Corp., 7.8%, 2010                                                                                250               290,647
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Wachovia Corp., 4.875%, 2014                                                                            1,150             1,109,605
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Wachovia Corp., 6.3%, 2008                                                                                700               748,789
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Wells Fargo & Co., 6.45%, 2011                                                                            200               219,301
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                                                                                                                        $16,167,302
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Broadcast & Cable TV - 1.0%
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Comcast Cable Communications, Inc., 8.375%, 2007                                                         $350              $391,324
------------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 5.85%, 2010                                                         1,000             1,050,167
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Comcast Cable Communications, Inc., 6.75%, 2011                                                             4                 4,357
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Cox Communications, Inc., 7.5%, 2004                                                                      422               422,696
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Cox Communications, Inc., 3.875%, 2008                                                                    500               490,100
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TCI Communications, Inc., 9.8%, 2012                                                                      150               189,767
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                                                                                                                         $2,548,411
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Brokerage & Asset Managers - 2.6%
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Goldman Sachs Group, Inc., 7.625%, 2005                                                                  $275              $288,961
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                                   1,650             1,691,146
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Lehman Brothers Holdings, Inc., 11.625%, 2005                                                             400               427,176
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Lehman Brothers Holdings, Inc., 8.25%, 2007                                                               120               135,205
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Lehman Brothers Holdings, Inc., 4%, 2008                                                                  250               250,621
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Merrill Lynch & Co., Inc., 2.47%, 2006                                                                    400               399,879
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Merrill Lynch & Co., Inc., 5.45%, 2014                                                                  1,500             1,496,555
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Morgan Stanley Group, Inc., 5.8%, 2007                                                                    675               714,095
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Morgan Stanley Group, Inc., 4.75%, 2014                                                                 1,000               934,088
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Salomon Smith Barney Holdings, Inc., 5.875%, 2006                                                         300               314,416
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                                                                                                                         $6,652,142
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Building - 0.6%
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CRH North America, Inc., 6.95%, 2012                                                                   $1,250            $1,392,234
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Masco Corp., 6.75%, 2006                                                                                  100               105,907
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                                                                                                                         $1,498,141
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Chemicals - 1.0%
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Chevron Phillips Chemical Co.LLC, 5.375%, 2007                                                         $1,900            $1,983,803
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Dow Chemical Co., 5%, 2007                                                                                181               187,507
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Dow Chemical Co., 5.75%, 2008                                                                             350               368,981
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                                                                                                                         $2,540,291
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Conglomerates - 1.0%
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General Electric Capital Corp., 7.5%, 2005                                                                $15               $15,606
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General Electric Capital Corp., 8.7%, 2007                                                                133               150,493
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General Electric Capital Corp., 5%, 2007                                                                1,044             1,086,791
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General Electric Capital Corp., 3.5%, 2008                                                                450               445,065
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Tyco International Group S.A., 5.8%, 2006                                                                 533               557,522
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Tyco International Group S.A., 6.75%, 2011                                                                200               219,301
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                                                                                                                         $2,474,778
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Consumer Cyclical - 0.4%
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Cendant Corp., 6.875%, 2006                                                                              $155              $165,781
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Cendant Corp., 6.25%, 2010                                                                                790               851,231
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                                                                                                                         $1,017,012
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Containers - 0%
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Tenneco Packaging Corp., 7.2%, 2005                                                                       $80               $84,603
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Defense Electronics - 0%
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Raytheon Co., 6.15%, 2008                                                                                 $20               $21,483
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Energy - Independent - 0.1%
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Ocean Energy, Inc., 7.625%, 2005                                                                         $275              $286,143
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Ocean Energy, Inc., 4.375%, 2007                                                                           45                45,634
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                                                                                                                           $331,777
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Energy - Integrated - 0.5%
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Amerada Hess Corp., 5.9%, 2006                                                                           $925              $962,154
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Conoco Funding Co., 5.45%, 2006                                                                           210               220,115
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                                                                                                                         $1,182,269
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Entertainment - 2.3%
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Liberty Media Corp., 3.02%, 2006                                                                       $1,150            $1,167,446
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News America, Inc., 4.75%, 2010                                                                         1,000             1,003,689
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Time Warner Entertainment Co.L.P., 7.25%, 2008                                                            750               827,708
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Time Warner, Inc., 7.975%, 2004                                                                           228               228,392
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Time Warner, Inc., 5.625%, 2005                                                                         1,129             1,154,196
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Time Warner, Inc., 6.875%, 2012                                                                           100               108,984
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Viacom, Inc., 7.75%, 2005                                                                                 105               109,648
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Walt Disney Co., 6.75%, 2006                                                                            1,130             1,196,026
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                                                                                                                         $5,796,089
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Financial Institutions - 2.4%
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Capital One Bank, 8.25%, 2005                                                                            $400              $418,240
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Capital One Bank, 4.25%, 2008                                                                             784               776,705
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Countrywide Home Loans, Inc., 5.5%, 2006 - 2007                                                         1,090             1,137,319
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Household Finance Corp., 4.75%, 2009                                                                    2,800             2,838,662
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Household Finance Corp., 6.75%, 2011                                                                       20                22,032
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Household Finance Corp., 7%, 2012                                                                         170               189,464
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SLM Corp., 4%, 2009                                                                                       368               363,825
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SLM Corp., 5.375%, 2013                                                                                   400               403,152
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                                                                                                                         $6,149,399
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Food & Non-Alcoholic Beverages - 1.5%
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Coca-Cola HBC Finance B.V., 5.125%, 2013                                                                 $550              $547,791
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General Mills, Inc., 6%, 2012                                                                             750               790,319
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Kellogg Co., 6%, 2006                                                                                     205               215,110
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Kraft Foods, Inc., 4%, 2008                                                                               850               843,217
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Tyson Foods, Inc., 6.625%, 2004                                                                           205               206,058
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Tyson Foods, Inc., 8.25%, 2011                                                                            960             1,111,977
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                                                                                                                         $3,714,472
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Forest & Paper Products - 0.3%
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MeadWestvaco Corp., 6.85%, 2012                                                                          $345              $372,750
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Weyerhaeuser Co., 5.5%, 2005                                                                              243               247,625
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Weyerhaeuser Co., 6.75%, 2012                                                                              80                87,466
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                                                                                                                           $707,841
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Gaming & Lodging - 0%
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MGM Mirage, Inc., 8.5%, 2010                                                                               $3                $3,315
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Industrial - 0.3%
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Steelcase, Inc., 6.375%, 2006                                                                            $700              $722,567
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Insurance - 1.7%
------------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.85%, 2006##                                                                      $260              $271,413
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AIG SunAmerica, Inc., 5.1%, 2007##                                                                        375               389,037
------------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                                                              1,000             1,001,115
------------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009##                                                            1,250             1,218,243
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MetLife, Inc., 3.911%, 2005                                                                               300               303,880
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MetLife, Inc., 5.375%, 2012                                                                               300               305,386
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Prudential Financial, Inc., 3.75%, 2008                                                                   400               397,773
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                                                   335               369,149
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,255,996
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Insurance - Property & Casualty - 1.2%
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Allstate Corp., 7.2%, 2009                                                                               $225              $258,206
------------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                                  1,249             1,244,079
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                                                       150               154,196
------------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                                                  930               937,561
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Safeco Corp., 4.875%, 2010                                                                                300               304,494
------------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 7.25%, 2012                                                                                  85                96,187
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,994,723
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Machinery & Tools - 0.4%
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Ingersoll Rand Co., 6.25%, 2006                                                                          $460              $484,817
------------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                              525               559,718
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,044,535
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Medical & Health Technology & Services - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                                                         $360              $380,458
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                                    840               967,720
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,348,178
------------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                                                                  $650              $674,100
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                          $795              $950,910
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 8.8%
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                                                                  $185              $188,046
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.92%, 2009                                                                                 1,303             1,388,982
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                                   71                75,251
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                                                                  998               975,364
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                                                        3                 3,217
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2015                                                                                      2                 1,601
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2033                                                                           2,274             2,322,650
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                                                    175               184,689
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                                                      253               264,214
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                                                    2,168             2,186,563
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                                  1,142             1,125,073
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                                                     158               164,917
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2034                                                                          4,139             4,172,101
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2023                                                                            6,933             7,049,061
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                                   1,300             1,284,622
------------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                                                                   80                81,593
------------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                                                      667               687,283
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $22,155,227
------------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                         $750              $866,504
------------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.8%
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                                            $600              $605,666
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 8%, 2005                                                                 15                15,488
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                                                             120               125,150
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                             110               119,402
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                                         1,000             1,084,295
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,950,001
------------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 3.12%, 2005                                                                             $300              $302,889
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                             1,100             1,121,173
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,424,062
------------------------------------------------------------------------------------------------------------------------------------
Oils - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125%, 2007                                                                        $635              $674,442
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
Wyeth, 4.375%, 2008                                                                                      $650              $648,707
------------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2014                                                                                       1,000               965,608
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,614,315
------------------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2004 - 2006                                                                  $555              $565,102
------------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                                       57                64,530
------------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375%, 2012                                                                      250               267,109
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $896,741
------------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                                                                $365              $385,200
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.9%
------------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                                           $655              $707,419
------------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                              885               962,632
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5%, 2006                                                                            300               328,908
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                              250               262,430
------------------------------------------------------------------------------------------------------------------------------------
Rouse Co., 3.625%, 2009                                                                                   373               357,274
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                                     125               134,309
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 7.125%, 2009                                                                   1,100             1,216,512
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                                        730               763,926
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,733,410
------------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                          $750              $912,084
------------------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                                   $815              $905,604
------------------------------------------------------------------------------------------------------------------------------------
Supranational - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.75%, 2005                                                               $120              $122,955
------------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                               200               219,169
------------------------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development, 4.77%, 2005                                          750               760,305
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,102,429
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                                $236              $251,474
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.4%
------------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5%, 2006                                                                  $793              $847,279
------------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                                                       1,450             1,483,724
------------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                                                      1,000             1,122,989
------------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                                      530               559,472
------------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                                    1,875             2,034,675
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,048,139
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                             $568              $586,321
------------------------------------------------------------------------------------------------------------------------------------
R.J.Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                                          125               121,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $707,571
------------------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0%
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                                 $100              $127,847
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 7.1%
------------------------------------------------------------------------------------------------------------------------------------
Aid to Israel, 6.6%, 2008                                                                                 $15               $15,896
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2004                                                                                    250               250,439
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.25%, 2010                                                                                 2,425             2,775,097
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                                  315               343,266
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                                 1,000             1,012,974
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                                                     1,700             1,684,030
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                                                     325               339,356
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                                                               3,000             3,122,598
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.875%, 2010                                                                               3,750             4,243,384
------------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                                978               966,476
------------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                              3,000             3,006,285
------------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6%, 2021                                                              169               172,596
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $17,932,397
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 6.5%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2006 - 2010                                                                 $5,250            $5,875,848
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007###                                                                    3,295             3,578,294
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                         2,000             2,146,560
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                                        3,000             2,959,923
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2014                                                                           1,825             1,758,488
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $16,319,113
------------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.4%
------------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                                    $225              $257,207
------------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                                                           1,100             1,173,492
------------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45%, 2006                                                                               750               788,169
------------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                               750               821,757
------------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 2.8%, 2005                                                                      400               401,020
------------------------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 6.25%, 2013                                                                           1,000             1,044,011
------------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co.LLC, 6.95%, 2011                                                                   1,225             1,352,821
------------------------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25%, 2006                                                                      500               502,748
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                                                             600               624,430
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                            540               571,176
------------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                                                             310               314,420
------------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                               119               114,976
------------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                                                                  696               700,005
------------------------------------------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625%, 2005                                                                      180               190,417
------------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                                                     325               337,778
------------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                                      99               104,445
------------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.875%, 2006                                                                              430               455,201
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                                                    607               590,712
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                                                        610               644,092
------------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                           1,047              1,029,861
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co.LLC, 6.125%, 2008                                                                          375                397,133
------------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                                                              363                378,919
------------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                              1,226              1,199,875
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875%, 2006                                                                   1,967              2,056,363
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $16,051,028
------------------------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Keyspan Corp., 6.15%, 2006                                                                              $175               $184,320
------------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                                       241                253,019
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $437,339
------------------------------------------------------------------------------------------------------------------------------------
Total U.S.Bonds                                                                                                        $213,823,178
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 13.8%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, 1.8013%, 2029 (Asset Backed & Securitized)              $274               $274,497
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (Asset Backed & Securitized)##                $310               $301,475
------------------------------------------------------------------------------------------------------------------------------------
Canada - 2.2%
------------------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011 (Energy - Independent)                                           $200               $215,242
------------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014 (Energy - Independent)                                       1,400              1,444,184
------------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011 (International Market Agencies)                                                 265                290,267
------------------------------------------------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006 (International Market Agencies)                                        475                488,361
------------------------------------------------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5%, 2007 (International Market Agencies)                                    500                500,178
------------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 7%, 2005 (International Market Agencies)                                             80                 83,784
------------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 6%, 2006 (International Market Agencies)                                          1,200              1,257,691
------------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007 (Telecommunications - Wireline)                                                  850                927,801
------------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011 (Telecommunications - Wireline)                                                    225                256,953
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,464,461
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, 4.9% to 2049 (Banks & Credit Companies)##                  $1,135             $1,280,901
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (Metals & Mining)##                               $250               $268,813
------------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013 (Utilities - Electric Power)                          750                817,972
------------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011 (Utilities - Electric Power)                                      300                341,663
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,428,448
------------------------------------------------------------------------------------------------------------------------------------
El Salvador - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006 (Emerging Market Sovereign)                                         $550               $600,875
------------------------------------------------------------------------------------------------------------------------------------
France - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 8.2%, 2006 (Telecommunications - Wireline)                                         $905               $968,102
------------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 8.75%, 2011 (Telecommunications - Wireline)                                         300                350,030
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,318,132
------------------------------------------------------------------------------------------------------------------------------------
Germany - 1.7%
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.25%, 2005 (Telecommunications - Wireline)                 $665              $697,256
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013 (Telecommunications - Wireline)                  200               198,081
------------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005 (International Market Agencies)                               25                25,364
------------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5%, 2005 (International Market Agencies)                               800               800,273
------------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006 (International Market Agencies)                             670               664,923
------------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 3.25%, 2007 (International Market Agencies)                            1,600             1,595,901
------------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007 (International Market Agencies)                                300               312,028
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,293,826
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008 (Banks & Credit Companies)                                                $1,250            $1,235,275
------------------------------------------------------------------------------------------------------------------------------------
Israel - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014 (International Market Sovereign)                                         $1,000              $964,186
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (Banks & Credit Companies)##                                   $784              $782,145
------------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013 (Banks & Credit Companies)                                             480               515,618
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,297,763
------------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)##                               $550              $607,750
------------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks & Credit Companies)##                                   150               150,199
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $757,949
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications - Wireline)##                                   $1,500            $1,473,323
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks & Credit Companies)##                                  $165              $180,262
------------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014 (Banks & Credit Companies)##                                 750               736,875
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014 (Emerging Market Agencies)                               375               392,813
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,309,950
------------------------------------------------------------------------------------------------------------------------------------
Panama - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007 (Gaming & Lodging)                                                           $500              $496,601
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009 (Emerging Market Sovereign)                                       $750              $873,750
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.8%
------------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014 (Emerging Market Agencies)##                                   $800              $778,631
------------------------------------------------------------------------------------------------------------------------------------
Korea Development Bank, 4.75%, 2009 (Banks & Credit Companies)                                            600               599,437
------------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                                                      750               747,188
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,125,256
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 4.38% to 2049 (Banks & Credit Companies)                                       $175              $188,585
------------------------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 4.38% to 2049 (Banks & Credit Companies)##                                      150               161,644
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $350,229
------------------------------------------------------------------------------------------------------------------------------------
Tunisia - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012 (Emerging Market Sovereign)                                     $590              $647,525
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 3.3%
------------------------------------------------------------------------------------------------------------------------------------
Abbey First National, 8.2%, 2004 (Banks & Credit Companies)                                             $425               $430,388
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 4.7% to 2049 (Banks & Credit Companies)##                            1,170              1,399,359
------------------------------------------------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005 (Telecommunications - Wireline)                                        300                319,918
------------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (Food & Non-Alcoholic Beverages)##                                   700                690,847
------------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071%, 2049 (Banks & Credit Companies)##                                     1,750              1,785,768
------------------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, 2.32%, 2040 (Asset Backed & Securitized)                                           470                470,220
------------------------------------------------------------------------------------------------------------------------------------
National Westminster Bancorp, 7.75% to 2007, 3.43% to 2049 (Banks & Credit Companies)                    550                609,820
------------------------------------------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2005 (Asset Backed & Securitized)                                         750                759,744
------------------------------------------------------------------------------------------------------------------------------------
RMAC, 1.6688%, 2036 (Asset Backed & Securitized)##                                                       420                420,000
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, 8.817%, 2049 (Banks & Credit Companies)                                        1,310              1,366,283
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,252,347
------------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                     $34,746,769
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $249,234,907)                                                                            $248,569,947
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., due 8/02/04, at Amortized Cost                                                       $2,264             $2,263,917
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $251,498,824)                                                                      $250,833,864
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 0.4%                                                                                      936,238
------------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $251,770,102
------------------------------------------------------------------------------------------------------------------------------------
 ^^ Interest only security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.

SEE ATTACHED SCHEDULES. SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                    $253,525,064
                                                  ------------
Gross unrealized depreciation                     ($3,833,251)
                                                  ------------
Gross unrealized appreciation                        1,142,051
                                                  ------------
Net unrealized depreciation                       ($2,691,200)
                                                  ------------

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS

                                                                                                                      Unrealized
Description                              Expiration                 Contracts                 Position              Depreciation
---------------------------------------------------------------------------------------------------------------------------------
10 Year U.S. Treasury                September 2004                        21                    Short                  ($6,912)
5 Year U.S. Treasury                 September 2004                        13                    Short                   (2,712)
                                                                                                                        -------
                                                                                                                        ($9,624)

At July 31, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS SERIES TRUST IX

By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: September 22, 2004
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President (Principal
                           Executive Officer)

Date: September 22, 2004
      ------------------

By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date: September 22, 2004
      ------------------


* Print name and title of each signing officer under his or her signature.